UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust – Fixed Income ETFs
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust – Fixed Income ETFs
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2014

Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2014, enclosed.

Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETFtm

Schwab Short-Term
U.S. Treasury ETFtm

Schwab Intermediate-Term
U.S. Treasury ETFtm

Schwab U.S. Aggregate
Bond ETFtm

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This wrapper is not part of the shareholder report.

Schwab Fixed-Income ETFs

Semiannual Report
June 30, 2014

Schwab U.S. TIPS ETFtm

Schwab Short-Term
U.S. Treasury ETFtm

Schwab Intermediate-Term
U.S. Treasury ETFtm

Schwab U.S. Aggregate
Bond ETFtm

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Returns for the Six Months Ended June 30, 2014

Schwab U.S. TIPS ETFtm (Ticker Symbol: SCHP)

Market Price Return[1]	6.04%
NAV Return[1]	5.78%
Barclays U.S. TIPS Index (Series-L)	5.83%
ETF Category: Morningstar Inflation-Protected Bond[2]	4.83%

Performance Details	page 8

Schwab Short-Term U.S. Treasury ETFtm (Ticker Symbol: SCHO)

Market Price Return[1]	0.30%
NAV Return[1]	0.36%
Barclays U.S. 1-3 Year Treasury Bond Index	0.41%
ETF Category: Morningstar Short Government[2]	0.36%

Performance Details	page 9

Schwab Intermediate-Term U.S. Treasury ETFtm (Ticker Symbol: SCHR)

Market Price Return[1]	2.65%
NAV Return[1]	2.59%
Barclays U.S. 3-10 Year Treasury Bond Index	2.63%
ETF Category: Morningstar Intermediate Government[2]	2.46%

Performance Details	page 10

Schwab U.S. Aggregate Bond ETFtm (Ticker Symbol: SCHZ)

Market Price Return[1]	4.08%
NAV Return[1]	3.96%
Barclays U.S. Aggregate Bond Index	3.93%
ETF Category: Morningstar Intermediate-Term Bond[2]	3.69%

Performance Details	page 11

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.

Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the funds. The funds are not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such funds.

[1]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

4 Schwab Fixed-Income ETFs

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab Fixed-Income ETFs. These funds are available at some of the lowest operating expense ratios in the industry, and track market-leading, fixed-income indices that are based on various segments of the bond market. The funds also provide the benefits of an ETF, including transparency, intraday trading, and potential tax efficiency, and are part of our product line-up that can serve as the foundation for a well-constructed investment portfolio.

For the six-month reporting period ended June 30, 2014, the funds generated moderately positive returns that tracked their respective indices. Soft economic growth early in the year due partly to harsh winter weather contributed to a decline in intermediate- and long-term bond yields that helped to support the performance of bonds. When bond yields fall, bond returns generally rise. Bond yields also declined as the Federal Reserve reassured investors that low short-term interest rates remained necessary, even though the economy had improved enough for the Fed to begin reducing its policies aimed at holding down long-term interest rates.

Amid this environment, corporate bonds outperformed Treasuries, and long-term bonds generated higher returns than short-term bonds. In addition, Treasury Inflation-Protected Securities outperformed many other fixed-income sectors, helped by a combination of rising inflation that resulted in higher prices for these securities, and declining yields. Reflecting these conditions, the

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested. Past performance is not a guarantee of future results.

Schwab Fixed-Income ETFs 5

From the President continued

For the six-month reporting period ended June 30, 2014, the funds generated moderately positive returns that tracked their respective indices.

Barclays U.S. Aggregate Bond Index returned 3.9%, and the Barclays U.S. TIPS Index returned 5.8%.

For more information about the performance, holdings, and portfolio characteristics of the Schwab Fixed-Income ETFs, please continue reading this report. In addition, you can find further details about these products by visiting www.schwabetfs.com, or by contacting us at 1-800-435-4000.

Sincerely,

6 Schwab Fixed-Income ETFs

Fund Management

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies, leads the portfolio management team for the Schwab Fixed Income ETFs and Schwab’s taxable bond funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Chan, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. His primary focus is government securities, including Treasury inflation-protected securities. Mr. Chan has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1996. His previous roles include managing the Portfolio Operations and Analytics group, and working as a senior manager in Finance. Prior to joining CSIM, Mr. Chan was a manager of finance at GT Capital Management.

Brandon Matsui, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Matsui was an associate portfolio manager on the Beta Management team at BNY Mellon for 11 months. Prior to that, Mr. Matsui spent five years at BlackRock Solutions, where he served as an analyst in the portfolio analytics group, and also a risk analytics manager for their corporate, asset management, and pension clients.

Steven Hung, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Alfonso Portillo, Jr., Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Fixed-Income ETFs 7

Schwab U.S. TIPS ETF™

Performance and Fund Facts as of 06/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. TIPS ETFtm (8/5/10)
Market Price Return[2]	6.04%	4.40%	3.42%	4.48%
NAV Return[2]	5.78%	4.36%	3.46%	4.50%
Barclays U.S. TIPS Index (Series-L)	5.83%	4.44%	3.55%	4.62%
ETF Category: Morningstar Inflation-Protected Bond[3]	4.83%	3.74%	3.22%	4.52%

Fund Expense Ratio4: 0.07%

 Portfolio Composition % of investments

By Security Type[5]

U.S. Government Obligations	99.9%
Short-Term Investments & Other Assets[6]	0.1%

Weighted Average Maturity[7]	8.6 Yrs
Weighted Average Duration[7]	7.7 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.

8 Schwab Fixed-Income ETFs

Schwab Short-Term U.S. Treasury ETF™

Performance and Fund Facts as of 06/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab Short-Term U.S. Treasury ETFtm (8/5/10)
Market Price Return[2]	0.30%	0.66%	0.53%	0.67%
NAV Return[2]	0.36%	0.66%	0.54%	0.66%
Barclays U.S. 1-3 Year Treasury Bond Index	0.41%	0.76%	0.63%	0.77%
ETF Category: Morningstar Short Government[3]	0.36%	0.61%	0.43%	0.53%

Fund Expense Ratio4: 0.08%

 Portfolio Composition % of investments

By Security Type[5]

U.S. Government Obligations	99.4%
Short-Term Investments & Other Assets[6]	0.6%

Weighted Average Maturity[7]	2.0 Yrs
Weighted Average Duration[7]	1.9 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs 9

Schwab Intermediate-Term U.S. Treasury ETF™

Performance and Fund Facts as of 06/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab Intermediate-Term U.S. Treasury ETFtm (8/5/10)
Market Price Return[2]	2.65%	2.16%	2.97%	2.91%
NAV Return[2]	2.59%	2.09%	2.95%	2.90%
Barclays U.S. 3-10 Year Treasury Bond Index	2.63%	2.18%	3.07%	3.03%
ETF Category: Morningstar Intermediate Government[3]	2.46%	2.27%	2.41%	2.38%

Fund Expense Ratio4: 0.10%

 Portfolio Composition % of investments

By Security Type[5]

U.S. Government Obligations	99.7%
Short-Term Investments & Other Assets[6]	0.3%

Weighted Average Maturity[7]	5.6 Yrs
Weighted Average Duration[7]	5.2 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.

10 Schwab Fixed-Income ETFs

Schwab U.S. Aggregate Bond ETF™

Performance and Fund Facts as of 06/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Aggregate Bond ETFtm (7/14/11)
Market Price Return[2]	4.08%	4.82%	3.19%
NAV Return[2]	3.96%	4.37%	3.14%
Barclays U.S. Aggregate Bond Index	3.93%	4.37%	3.32%
ETF Category: Morningstar Intermediate-Term Bond[3]	3.69%	4.35%	3.13%

Fund Expense Ratio4: 0.06%

 Portfolio Composition % of investments

By Security Type[5]

U.S. Government and Government Agencies	37.1%
Mortgage-Backed Securities[6]	27.7%
Corporate Bonds	22.1%
Foreign Securities	5.0%
Short-Term Investments & Other Assets[7]	4.7%
Commercial Mortgage Backed Securities	2.0%
Municipal Bonds	0.9%
Asset-Backed Obligations	0.5%

Weighted Average Maturity[8]	6.8 Yrs
Weighted Average Duration[8]	5.2 Yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Barclays and the names identifying the Barclays’ indices are trademarks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Since ETFs are baskets of securities that trade on a stock exchange, ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security type by the investment adviser.
[6]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 4.1% of total investments on June 30, 2014.
[7]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[8]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2014 and held through June 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/14	at 6/30/14	1/1/14–6/30/14

Schwab U.S. TIPS ETFtm
Actual Return	0.07%	$1,000.00	$1,057.80	$0.36
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35

Schwab Short-Term U.S. Treasury ETFtm
Actual Return	0.08%	$1,000.00	$1,003.60	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.40	$0.40

Schwab Intermediate-Term U.S. Treasury ETFtm
Actual Return	0.10%	$1,000.00	$1,025.90	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50

Schwab U.S. Aggregate Bond ETFtm
Actual Return	0.05%	$1,000.00	$1,039.60	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

12 Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–	1/1/12–	1/1/11–	8/4/10[1]–
	6/30/14*		12/31/13	12/31/12	12/31/11	12/31/10

Per-Share Data ($)

Net asset value at beginning of period	52.92		58.31	55.46	50.37	50.00

Income (loss) from investment operations:
Net investment income (loss)	0.64		0.28	0.92	1.56	0.20
Net realized and unrealized gains (losses)	2.42		(5.32)	2.85	5.09	0.37	[2]

Total from investment operations	3.06		(5.04)	3.77	6.65	0.57
Less distributions:
Distributions from net investment income	(0.26)		(0.35)	(0.92)	(1.56)	(0.20)

Net asset value at end of period	55.72		52.92	58.31	55.46	50.37

Total return (%)	5.78	[3]	(8.66)	6.83	13.38	1.13	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.07	[4]	0.07	0.12 [5]	0.14	0.14	[4]
Net investment income (loss)	2.46	[4]	0.51	1.72	3.03	1.27	[4]
Portfolio turnover rate[6]	11	[3]	20	22	26	6	[3]
Net assets, end of period ($ x 1,000)	459,655		399,564	571,441	288,373	80,591

* Unaudited.

1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 13

 Schwab U.S. TIPS ETF

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.3%	U.S. Government Securities	457,811,527	456,383,354
0.1%	Other Investment Company	353,284	353,284

99.4%	Total Investments	458,164,811	456,736,638
0.6%	Other Assets and Liabilities, Net		2,918,201

100.0%	Net Assets		459,654,839

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.3% of net assets

U.S. Treasury Obligations 99.3%

U.S. Treasury Inflation Protected Securities
1.88%, 07/15/15	10,414,911	10,818,489
2.00%, 01/15/16	10,206,644	10,764,846
0.13%, 04/15/16	20,513,998	21,062,132
2.50%, 07/15/16	9,988,858	10,845,702
2.38%, 01/15/17	8,661,881	9,479,390
0.13%, 04/15/17	23,084,468	23,888,731
2.63%, 07/15/17	7,426,231	8,317,379
1.63%, 01/15/18	7,841,286	8,558,058
0.13%, 04/15/18	25,665,185	26,523,429
1.38%, 07/15/18	7,734,455	8,454,688
2.13%, 01/15/19	7,195,282	8,107,069
0.13%, 04/15/19	9,154,321	9,428,950
1.88%, 07/15/19	8,175,430	9,205,044
1.38%, 01/15/20	9,915,028	10,878,669
1.25%, 07/15/20	15,236,709	16,705,680
1.13%, 01/15/21	17,428,002	18,890,386
0.63%, 07/15/21	18,500,086	19,491,505
0.13%, 01/15/22	20,419,575	20,563,124
0.13%, 07/15/22	21,062,314	21,210,382
0.13%, 01/15/23	21,159,459	21,096,615
0.38%, 07/15/23	20,988,230	21,407,995
0.63%, 01/15/24	20,939,104	21,707,988
2.38%, 01/15/25	13,543,905	16,417,786
2.00%, 01/15/26	9,866,265	11,631,438
2.38%, 01/15/27	7,937,803	9,748,574
1.75%, 01/15/28	7,948,774	9,157,226
3.63%, 04/15/28	6,990,900	9,826,549
2.50%, 01/15/29	7,666,721	9,681,612
3.88%, 04/15/29	8,307,001	12,148,989
3.38%, 04/15/32	3,092,943	4,471,714
2.13%, 02/15/40	4,334,268	5,517,393
2.13%, 02/15/41	5,390,595	6,915,109
0.75%, 02/15/42	9,495,032	8,944,605
0.63%, 02/15/43	6,921,296	6,294,088
1.38%, 02/15/44	7,462,894	8,222,020

Total U.S. Government Securities
(Cost $457,811,527)		456,383,354

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	353,284	353,284

Total Other Investment Company
(Cost $353,284)		353,284

End of Investments

At 06/30/14, the tax basis cost of the fund’s investments was $459,015,065 and the unrealized appreciation and depreciation were $2,827,644 and ($5,106,071), respectively, with a net unrealized depreciation of ($2,278,427).

(a)	The rate shown is the 7-day yield.

14 See financial notes

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$456,383,354	$—	$456,383,354
Other Investment Company[1]	353,284	—	—	353,284

Total	$353,284	$456,383,354	$—	$456,736,638

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

See financial notes 15

 Schwab U.S. TIPS ETF

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at value (cost $458,164,811)		$456,736,638
Receivables:
Investments sold		4,621,107
Interest	+	1,962,550

Total assets		463,320,295

Liabilities

Payables:
Investments bought		3,662,699
Investment adviser fees	+	2,757

Total liabilities		3,665,456

Net Assets

Total assets		463,320,295
Total liabilities	—	3,665,456

Net assets		$459,654,839

Net Assets by Source
Capital received from investors		463,368,292
Net investment income not yet distributed		2,714,340
Net realized capital losses		(4,999,620)
Net unrealized capital depreciation		(1,428,173)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$459,654,839		8,250,000		$55.72

16 See financial notes

 Schwab U.S. TIPS ETF

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$5,281,277

Expenses

Investment adviser fees		146,247

Total expenses	−	146,247

Net investment income		5,135,030

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(1,300,965)
Net realized gains on in-kind redemptions	+	917,874

Net realized losses		(383,091)
Net change in unrealized appreciation (depreciation) on investments	+	19,249,124

Net realized and unrealized gains		18,866,033

Increase in net assets resulting from operations		$24,001,063

See financial notes 17

 Schwab U.S. TIPS ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$5,135,030	$2,533,097
Net realized gains (losses)		(383,091)	4,147,621
Net change in unrealized appreciation (depreciation)	+	19,249,124	(54,646,100)

Increase (Decrease) in net assets resulting from operations		24,001,063	(47,965,382)

Distributions to Shareholders

Distributions from net investment income		($2,010,930)	($3,095,550)

Transactions in Fund Shares

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,100,000	$60,155,971	1,800,000	$102,874,782
Shares redeemed	+	(400,000)	(22,055,350)	(4,050,001)	(223,691,157)

Net transactions in fund shares		700,000	$38,100,621	(2,250,001)	($120,816,375)

Shares Outstanding and Net Assets

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,550,000	$399,564,085	9,800,001	$571,441,392
Total increase or decrease	+	700,000	60,090,754	(2,250,001)	(171,877,307)

End of period		8,250,000	$459,654,839	7,550,000	$399,564,085

Net investment income not yet distributed/Distributions in excess of net investment income			$2,714,340		($409,760)

18 See financial notes

Schwab Short-Term U.S. Treasury ETF™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–	1/1/12–	1/1/11–	8/4/10[1]–
	6/30/14*		12/31/13	12/31/12	12/31/11	12/31/10

Per-Share Data ($)

Net asset value at beginning of period	50.51		50.53	50.50	49.99	50.00

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.15	0.15	0.21	0.06
Net realized and unrealized gains (losses)	0.08		(0.02)	0.03	0.51	(0.01)

Total from investment operations	0.18		0.13	0.18	0.72	0.05
Less distributions:
Distributions from net investment income	(0.08)		(0.15)	(0.15)	(0.21)	(0.06)

Net asset value at end of period	50.61		50.51	50.53	50.50	49.99

Total return (%)	0.36	[2]	0.25	0.35	1.43	0.11	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.08	[3]	0.08	0.11 [4]	0.12	0.12	[3]
Net investment income (loss)	0.42	[3]	0.31	0.29	0.42	0.37	[3]
Portfolio turnover rate[5]	56	[2]	101	101	74	48	[2]
Net assets, end of period ($ x 1,000)	546,585		444,497	250,105	181,805	49,990

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 19

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.0%	U.S. Government Securities	539,803,894	540,816,079
0.6%	Other Investment Company	3,431,001	3,431,001

99.6%	Total Investments	543,234,895	544,247,080
0.4%	Other Assets and Liabilities, Net		2,337,979

100.0%	Net Assets		546,585,059

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.0% of net assets

U.S. Treasury Obligations 99.0%

U.S. Treasury Notes
0.25%, 07/15/15	6,920,000	6,927,432
1.75%, 07/31/15	11,586,000	11,786,948
0.25%, 08/15/15	10,273,000	10,283,437
1.25%, 08/31/15	13,632,000	13,807,989
1.25%, 09/30/15	13,212,000	13,390,825
0.25%, 10/15/15	10,199,000	10,209,954
1.25%, 10/31/15	12,558,000	12,736,073
4.50%, 11/15/15	12,558,000	13,296,762
0.25%, 11/30/15	10,282,000	10,287,223
0.25%, 12/15/15	11,905,000	11,908,024
0.25%, 12/31/15	17,780,000	17,782,774
2.13%, 12/31/15	717,000	737,095
0.38%, 01/15/16	19,064,000	19,095,284
0.38%, 01/31/16	9,096,000	9,109,853
2.00%, 01/31/16	2,203,000	2,262,851
0.25%, 02/29/16	10,012,000	10,003,009
2.63%, 02/29/16	11,460,000	11,901,611
0.38%, 03/15/16	11,905,000	11,912,679
2.25%, 03/31/16	6,064,000	6,264,991
2.38%, 03/31/16	456,000	472,227
0.25%, 04/15/16	22,918,000	22,867,420
0.38%, 04/30/16	17,953,000	17,948,799
2.63%, 04/30/16	8,911,000	9,276,841
0.25%, 05/15/16	16,721,000	16,675,285
1.75%, 05/31/16	10,469,000	10,735,227
0.50%, 06/15/16	5,000,000	5,006,640
1.50%, 06/30/16	5,677,000	5,794,531
3.25%, 06/30/16	19,319,000	20,395,880
1.50%, 07/31/16	8,316,000	8,489,788
3.25%, 07/31/16	6,920,000	7,317,360
3.00%, 08/31/16	20,605,000	21,708,501
3.00%, 09/30/16	8,680,000	9,158,077
0.63%, 10/15/16	7,940,000	7,948,996
1.00%, 10/31/16	989,000	998,426
3.13%, 10/31/16	989,000	1,047,335
0.63%, 11/15/16	11,620,000	11,623,626
4.63%, 11/15/16	7,936,000	8,689,301
0.88%, 11/30/16	1,080,000	1,086,750
2.75%, 11/30/16	820,000	861,897
0.63%, 12/15/16	11,620,000	11,615,003
3.25%, 12/31/16	12,243,000	13,029,233
0.75%, 01/15/17	11,478,000	11,498,178
0.63%, 02/15/17	20,186,000	20,137,897
4.63%, 02/15/17	10,548,000	11,626,290
3.00%, 02/28/17	9,318,000	9,875,626
1.00%, 03/31/17	16,694,000	16,795,733
0.88%, 04/30/17	16,444,000	16,474,833
0.88%, 05/15/17	10,000,000	10,014,060
0.88%, 06/15/17	7,500,000	7,503,225
0.75%, 06/30/17	10,000,000	9,960,940
2.50%, 06/30/17	10,000,000	10,477,340

Total U.S. Government Securities
(Cost $539,803,894)		540,816,079

	Number	Value
Security	of Shares	($)

Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	3,431,001	3,431,001

Total Other Investment Company
(Cost $3,431,001)		3,431,001

End of Investments

At 6/30/14, the tax basis cost of the fund’s investments was $543,234,895 and the unrealized appreciation and depreciation were $1,022,138 and ($9,953), respectively, with a net unrealized appreciation of $1,012,185.

(a)	The rate shown is the 7-day yield.

20 See financial notes

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$540,816,079	$—	$540,816,079
Other Investment Company[1]	3,431,001	—	—	3,431,001

Total	$3,431,001	$540,816,079	$—	$544,247,080

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

See financial notes 21

 Schwab Short-Term U.S. Treasury ETF

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at value (cost $543,234,895)		$544,247,080
Receivables:
Investments sold		47,728,365
Fund shares sold		2,529,985
Interest	+	1,562,829

Total assets		596,068,259

Liabilities

Payables:
Investments bought		49,479,604
Investment adviser fees	+	3,596

Total liabilities		49,483,200

Net Assets

Total assets		596,068,259
Total liabilities	—	49,483,200

Net assets		$546,585,059

Net Assets by Source
Capital received from investors		545,478,262
Net investment income not yet distributed		201,729
Net realized capital losses		(107,117)
Net unrealized capital appreciation		1,012,185

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$546,585,059		10,800,000		$50.61

22 See financial notes

 Schwab Short-Term U.S. Treasury ETF

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$1,204,866
Securities on loan	+	405

Total investment income		1,205,271

Expenses

Investment adviser fees		194,022

Total expenses	−	194,022

Net investment income		1,011,249

Realized and Unrealized Gains (Losses)

Net realized gains on investments		140,613
Net realized gains on in-kind redemptions	+	5,735

Net realized gains		146,348
Net change in unrealized appreciation (depreciation) on investments	+	553,560

Net realized and unrealized gains		699,908

Increase in net assets resulting from operations		$1,711,157

See financial notes 23

 Schwab Short-Term U.S. Treasury ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$1,011,249	$1,047,068
Net realized gains		146,348	111,244
Net change in unrealized appreciation (depreciation)	+	553,560	(9,551)

Increase in net assets resulting from operations		1,711,157	1,148,761

Distributions to Shareholders

Distributions from net investment income		($809,520)	($1,047,550)

Transactions in Fund Shares

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,050,000	$103,711,925	6,150,000	$310,518,979
Shares redeemed	+	(50,000)	(2,525,910)	(2,300,001)	(116,227,732)

Net transactions in fund shares		2,000,000	$101,186,015	3,849,999	$194,291,247

Shares Outstanding and Net Assets

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,800,000	$444,497,407	4,950,001	$250,104,949
Total increase	+	2,000,000	102,087,652	3,849,999	194,392,458

End of period		10,800,000	$546,585,059	8,800,000	$444,497,407

Net investment income not yet distributed			$201,729		$—

24 See financial notes

Schwab Intermediate-Term U.S. Treasury ETF™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–	1/1/12–	1/1/11–	8/4/10[1]–
	6/30/14*		12/31/13	12/31/12	12/31/11	12/31/10

Per-Share Data ($)

Net asset value at beginning of period	52.08		54.18	53.39	49.31	50.00

Income (loss) from investment operations:
Net investment income (loss)	0.37		0.56	0.58	0.82	0.28
Net realized and unrealized gains (losses)	0.98		(2.10)	0.79	4.08	(0.69)

Total from investment operations	1.35		(1.54)	1.37	4.90	(0.41)
Less distributions:
Distributions from net investment income	(0.31)		(0.56)	(0.58)	(0.82)	(0.28)

Net asset value at end of period	53.12		52.08	54.18	53.39	49.31

Total return (%)	2.59	[2]	(2.86)	2.57	10.02	(0.83)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.10	[3]	0.10	0.11 [4]	0.12	0.12 [3]
Net investment income (loss)	1.36	[3]	1.06	1.07	1.62	1.58 [3]
Portfolio turnover rate[5]	23	[2]	54	47	46	20 [2]
Net assets, end of period ($ x 1,000)	207,150		236,969	216,733	117,452	34,517

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 25

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.1%	U.S. Government Securities	207,174,450	205,419,661
0.3%	Other Investment Company	566,537	566,537

99.4%	Total Investments	207,740,987	205,986,198
0.6%	Other Assets and Liabilities, Net		1,164,218

100.0%	Net Assets		207,150,416

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.1% of net assets

U.S. Treasury Obligations 99.1%

U.S. Treasury Bonds
8.50%, 02/15/20	578,000	787,728
8.75%, 05/15/20	429,000	595,774
8.75%, 08/15/20	1,918,000	2,682,877

U.S. Treasury Notes
0.50%, 07/31/17	1,000,000	986,875
2.38%, 07/31/17	1,828,000	1,908,618
4.75%, 08/15/17	2,965,000	3,315,009
1.88%, 09/30/17	2,036,000	2,092,625
1.88%, 10/31/17	1,076,000	1,106,053
4.25%, 11/15/17	3,027,000	3,349,445
0.63%, 11/30/17	3,833,000	3,774,907
2.25%, 11/30/17	1,013,000	1,053,005
0.75%, 12/31/17	7,475,000	7,381,271
3.50%, 02/15/18	3,229,000	3,498,421
0.75%, 02/28/18	3,182,000	3,132,405
2.75%, 02/28/18	5,364,000	5,671,593
0.63%, 04/30/18	923,000	901,331
1.38%, 06/30/18	1,560,000	1,563,718
1.38%, 07/31/18	4,764,000	4,770,698
4.00%, 08/15/18	7,909,000	8,766,320
1.50%, 08/31/18	4,432,000	4,455,543
1.38%, 09/30/18	4,523,000	4,517,875
1.25%, 10/31/18	3,140,000	3,116,083
3.75%, 11/15/18	3,670,000	4,037,429
1.25%, 11/30/18	2,574,000	2,550,976
1.38%, 12/31/18	4,280,000	4,262,949
1.25%, 01/31/19	2,540,000	2,511,722
2.75%, 02/15/19	1,780,000	1,878,665
1.38%, 02/28/19	2,919,000	2,898,018
1.50%, 02/28/19	2,240,000	2,236,501
1.25%, 04/30/19	1,928,000	1,899,381
3.13%, 05/15/19	3,129,000	3,356,219
1.00%, 06/30/19	6,265,000	6,072,890
0.88%, 07/31/19	3,212,000	3,089,041
3.63%, 08/15/19	3,751,000	4,118,921
3.38%, 11/15/19	2,808,000	3,051,836
1.00%, 11/30/19	2,028,000	1,949,731
1.13%, 12/31/19	3,027,000	2,925,075
3.63%, 02/15/20	2,305,000	2,535,770
1.25%, 02/29/20	4,249,000	4,120,867
1.13%, 04/30/20	680,000	652,561
3.50%, 05/15/20	2,771,000	3,030,457
1.38%, 05/31/20	4,021,000	3,909,482
2.63%, 08/15/20	4,706,000	4,898,654
2.00%, 09/30/20	1,758,000	1,761,571
1.75%, 10/31/20	1,797,000	1,771,871
2.63%, 11/15/20	3,901,000	4,052,772
2.00%, 11/30/20	2,029,000	2,028,207
2.38%, 12/31/20	1,966,000	2,008,700
2.13%, 01/31/21	4,318,000	4,339,590
3.63%, 02/15/21	3,565,000	3,924,423
2.00%, 02/28/21	1,560,000	1,553,907
2.25%, 04/30/21	2,169,000	2,190,521
3.13%, 05/15/21	3,590,000	3,833,445
2.00%, 05/31/21	1,800,000	1,786,711
2.13%, 08/15/21	2,515,000	2,513,820
2.00%, 11/15/21	4,112,000	4,061,241
2.00%, 02/15/22	1,249,000	1,229,777
1.75%, 05/15/22	3,888,000	3,743,110
1.63%, 08/15/22	3,354,000	3,184,727
1.63%, 11/15/22	1,018,000	962,248
2.00%, 02/15/23	8,502,000	8,256,241
1.75%, 05/15/23	3,125,000	2,960,450
2.50%, 08/15/23	2,106,000	2,118,834
2.75%, 11/15/23	3,388,000	3,472,832
2.75%, 02/15/24	6,053,000	6,191,081
2.50%, 05/15/24	2,061,000	2,058,263

Total U.S. Government Securities
(Cost $207,174,450)		205,419,661

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	566,537	566,537

Total Other Investment Company
(Cost $566,537)		566,537

End of Investments

26 See financial notes

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

At 6/30/14, the tax basis cost of the fund’s investments was $207,740,987 and the unrealized appreciation and depreciation were $495,718 and ($2,250,507), respectively, with a net unrealized depreciation of ($1,754,789).

(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$205,419,661	$—	$205,419,661
Other Investment Company[1]	566,537	—	—	566,537

Total	$566,537	$205,419,661	$—	$205,986,198

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

See financial notes 27

 Schwab Intermediate-Term U.S. Treasury ETF

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at value (cost $207,740,987)		$205,986,198
Receivables:
Investments sold		3,780,189
Interest		1,164,994
Income from securities on loan	+	570

Total assets		210,931,951

Liabilities

Payables:
Investments bought		3,779,875
Investment adviser fees	+	1,660

Total liabilities		3,781,535

Net Assets

Total assets		210,931,951
Total liabilities	—	3,781,535

Net assets		$207,150,416

Net Assets by Source
Capital received from investors		210,745,467
Net investment income not yet distributed		244,268
Net realized capital losses		(2,084,530)
Net unrealized capital depreciation		(1,754,789)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$207,150,416		3,900,000		$53.12

28 See financial notes

 Schwab Intermediate-Term U.S. Treasury ETF

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$1,811,900
Securities on loan	+	570

Total investment income		1,812,470

Expenses

Investment adviser fees		123,807

Total expenses	−	123,807

Net investment income		1,688,663

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(569,886)
Net realized losses on In-kind redemptions	+	(16,598)

Net realized losses		(586,484)
Net change in unrealized appreciation (depreciation) on investments	+	4,491,929

Net realized and unrealized gains		3,905,445

Increase in net assets resulting from operations		$5,594,108

See financial notes 29

 Schwab Intermediate-Term U.S. Treasury ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$1,688,663	$2,468,945
Net realized gains (losses)		(586,484)	377,705
Net change in unrealized appreciation (depreciation)	+	4,491,929	(8,098,401)

Increase (Decrease) in net assets resulting from operations		5,594,108	(5,251,751)

Distributions to Shareholders

Distributions from net investment income		($1,445,165)	($2,468,175)

Transactions in Fund Shares

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,400,000	$73,928,838	4,050,000	$214,004,441
Shares redeemed	+	(2,050,000)	(107,895,971)	(3,500,001)	(186,048,570)

Net transactions in fund shares		(650,000)	($33,967,133)	549,999	$27,955,871

Shares Outstanding and Net Assets

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,550,000	$236,968,606	4,000,001	$216,732,661
Total increase or decrease	+	(650,000)	(29,818,190)	549,999	20,235,945

End of period		3,900,000	$207,150,416	4,550,000	$236,968,606

Net investment income not yet distributed			$244,268		$770

30 See financial notes

Schwab U.S. Aggregate Bond ETF™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–	1/1/12–	7/13/11[1]–
	6/30/14*		12/31/13	12/31/12	12/31/11

Per-Share Data ($)

Net asset value at beginning of period	50.28		52.43	51.50	50.00

Income (loss) from investment operations:
Net investment income (loss)	0.48		0.83	0.84	0.37
Net realized and unrealized gains (losses)	1.50		(1.97)	1.16	1.52

Total from investment operations	1.98		(1.14)	2.00	1.89
Less distributions:
Distributions from net investment income	(0.43)		(1.01)	(1.07)	(0.39)

Net asset value at end of period	51.83		50.28	52.43	51.50

Total return (%)	3.96	[2]	(2.19)	3.90	3.79	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.05	[3]	0.06 [4]	0.08 [5]	0.10	[3]
Net investment income (loss)	1.95	[3]	1.59	1.52	1.67	[3]
Portfolio turnover rate[6,7]	46	[2]	152	151	446	[2]
Net assets, end of period ($ x 1,000)	741,206		497,801	387,954	164,804

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The expense ratio would have been 0.05%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred. (See financial note 2f)
5 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/12 is a blended ratio.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
7 Includes to-be-announced (TBA) transactions. (See financial note 2)

See financial notes 31

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

0.5%		Asset-Backed Obligations	3,611,241	3,615,389
2.1%		Commercial Mortgage-Backed Securities	15,431,773	15,504,402
23.1%		Corporate Bonds	167,598,790	171,155,058
5.2%		Foreign Securities	38,345,556	38,716,100
28.8%		Mortgage-Backed Securities	210,869,439	213,712,027
1.0%		Municipal Bonds	6,993,490	7,175,031
38.7%		U.S. Government and Government Agencies	286,940,195	286,720,681
0.9%		Other Investment Company	6,514,302	6,514,302
4.0%		Short-Term Investments	29,999,658	29,999,658

104.3%		Total Investments	766,304,444	773,112,648
(4	.3)%	Other Assets and Liabilities, Net		(31,906,197)

100.0%		Net Assets		741,206,451

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Asset-Backed Obligations 0.5% of net assets

Chase Issuance Trust
Series 2012-A3 Class A3
0.79%, 06/15/17 (b)	300,000	301,162
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	100,000	110,627
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	100,000	103,108
Series 2003-A7 Class A7
4.15%, 07/07/17 (b)	100,000	103,796
Series 2006-A3 Class A3
5.30%, 03/15/18 (b)	150,000	161,865
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	500,000	568,271
Series 2008-A1 Class A1
5.35%, 02/07/20 (b)	200,000	227,081
Ford Credit Auto Owner Trust
Series 2012-B Class A4
1.00%, 09/15/17 (b)	200,000	201,276
Series 2013-A Class A4
0.78%, 05/15/18 (b)	100,000	100,071
Series 2013-C, Class A4
1.25%, 10/15/18 (b)	225,000	226,897
Honda Auto Receivables Owner Trust
Series 2011-3 Class A3
0.88%, 09/21/15 (b)	39,580	39,630
Series 2012-4 Class A3
0.52%, 08/18/16 (b)	295,145	295,498
Hyundai Auto Receivables Trust
Series 2013-A Class A4
0.75%, 09/17/18 (b)	170,000	169,765
Series 2013-C, Class A4
1.55%, 03/15/19 (b)	150,000	151,833
Mercedes Benz Auto Lease Trust
Series 2013-B, Class A4
0.76%, 07/15/19 (b)	200,000	200,553
Nissan Auto Receivables Owner Trust
Series 2012-A Class A3
0.73%, 05/16/16 (b)	52,977	53,059
Series 2013-A Class A4
0.75%, 07/15/19 (b)	200,000	199,790
Series 2013-B, Class A4
1.31%, 10/15/19 (b)	100,000	100,845
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18 (b)	300,000	300,262

Total Asset-Backed Obligations
(Cost $3,611,241)		3,615,389

Commercial Mortgage-Backed Securities 2.1% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-2 Class A4
5.78%, 04/10/49 (a)(b)	500,000	550,107
Series 2007-4 Class A4
5.95%, 02/10/51 (a)(b)	173,989	193,937
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-4 Class A5A
4.93%, 07/10/45 (b)	361,000	373,323
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	300,000	312,267
Series 2005-PWR8 Class A4
4.67%, 06/11/41 (b)	181,978	186,667
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	611,325	664,279
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	1,590,000	1,782,293
Series 2007-T26 Class A4
5.47%, 01/12/45 (a)(b)	440,000	484,934
Series 2007-PW17 Class A4
5.69%, 06/11/50 (a)(b)	300,000	334,212
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	150,000	160,836

32 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Comm 2014-Ccre14 Mortgage Trust
Series 2014-CR14, Class A3
3.96%, 02/10/47 (b)	240,000	254,340
Commercial Mortgage Loan Trust 2008-LS1
Series 2008-LS1 Class A4B
6.21%, 12/10/49 (a)(b)	500,000	551,805
Fannie Mae
Series 2014-M6, Class A2
2.68%, 05/25/21 (b)	650,000	659,661
2.94%, 07/25/21 (b)	550,000	566,599
Freddie Mac
Series K014, Class A1
2.79%, 10/25/20 (b)	688,842	720,110
Series K714, Class A2
3.03%, 10/25/20 (b)	290,000	303,400
2.51%, 11/25/22 (b)	1,100,000	1,088,356
Series K027, Class A2
2.64%, 01/25/23 (b)	220,000	219,271
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	415,000	453,259
GS Mortgage Securities Trust
Series 2013-GC16, Class A2
3.03%, 11/10/46 (b)	200,000	209,060
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4 Class A4
4.92%, 10/15/42 (a)(b)	187,176	194,381
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
3.51%, 05/15/45 (b)	400,000	416,012
Series 2012-CBX, Class A4
3.48%, 06/15/45 (b)	250,000	259,851
Series 2011-C4, Class A4
4.39%, 07/15/46 (b)(c)	400,000	439,231
Series 2011-C5 Class A3
4.17%, 08/15/46 (b)	400,000	434,938
Series 2007-CB18, Class A4
5.44%, 06/12/47 (b)	394,246	430,403
Series 2007-CB20 Class A4
5.79%, 02/12/51 (a)(b)	250,000	277,660
LB-UBS Commercial Mortgage Trust
Series 2005-C5 Class A4
4.95%, 09/15/30 (b)	206,216	212,681
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A4
5.69%, 02/12/51 (b)	195,681	219,023
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	280,000	290,115
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21 Class A4
5.41%, 10/15/44 (a)(b)	167,193	174,606
Series 2006-C23 Class A5
5.42%, 01/15/45 (a)(b)	400,000	426,086
Series 2006-C29 Class A4
5.31%, 11/15/48 (b)	196,903	213,581
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	500,000	540,187
Series 2013-C12 Class A4
3.20%, 03/15/48 (b)	145,000	145,760
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class A2
2.03%, 03/15/45 (b)	200,000	202,947
Series 2013-C12, Class A2
2.07%, 03/15/48 (b)	550,000	558,224

Total Commercial Mortgage-Backed Securities
(Cost $15,431,773)		15,504,402

Corporate Bonds 23.1% of net assets

Finance 7.5%

Banking 5.0%
Abbey National Treasury Services PLC
4.00%, 04/27/16	100,000	105,488
3.05%, 08/23/18	300,000	314,473
American Express Co.
8.13%, 05/20/19	250,000	318,025
American Express Credit Corp.
2.80%, 09/19/16	500,000	520,892
2.38%, 03/24/17	200,000	206,899
Bank of America Corp.
5.25%, 12/01/15	600,000	634,226
6.05%, 05/16/16	600,000	652,892
5.75%, 08/15/16	100,000	109,162
5.42%, 03/15/17	500,000	550,450
5.65%, 05/01/18	800,000	907,620
2.65%, 04/01/19	500,000	507,363
5.63%, 07/01/20	250,000	287,980
5.88%, 01/05/21	300,000	351,471
5.00%, 05/13/21	150,000	167,674
3.30%, 01/11/23	100,000	98,747
4.00%, 04/01/24	500,000	511,291
5.88%, 02/07/42	100,000	119,198
4.88%, 04/01/44	100,000	103,603
Bank of New York Mellon Corp.
2.50%, 01/15/16	250,000	257,504
2.30%, 07/28/16	100,000	103,182
Bank of Nova Scotia
1.38%, 07/15/16	200,000	202,385
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 02/23/17 (c)	100,000	102,981
Barclays Bank PLC
5.00%, 09/22/16	100,000	108,753
5.14%, 10/14/20	200,000	219,355
BB&T Corp.
3.95%, 03/22/22 (b)	100,000	106,151
BNP Paribas S.A.
3.60%, 02/23/16	250,000	261,101
5.00%, 01/15/21	200,000	223,055
Capital One Bank USA NA
3.38%, 02/15/23	750,000	746,316
Capital One Financial Corp.
3.15%, 07/15/16	150,000	156,609
4.75%, 07/15/21	500,000	557,085
Citigroup, Inc.
3.95%, 06/15/16	550,000	580,566
1.70%, 07/25/16	150,000	152,048
4.45%, 01/10/17	500,000	538,828
6.13%, 11/21/17	300,000	343,391
5.38%, 08/09/20	450,000	516,353

See financial notes 33

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
4.05%, 07/30/22	250,000	256,564
6.68%, 09/13/43	250,000	312,350
Credit Suisse USA, Inc.
4.38%, 08/05/20	400,000	437,755
Deutsche Bank AG
1.35%, 05/30/17	100,000	100,038
3.70%, 05/30/24	200,000	200,473
Fifth Third Bancorp
5.45%, 01/15/17	100,000	109,687
Goldman Sachs Group, Inc.
3.63%, 02/07/16	250,000	260,671
5.63%, 01/15/17	500,000	550,598
5.95%, 01/18/18	200,000	227,394
2.38%, 01/22/18	500,000	508,199
6.15%, 04/01/18	500,000	573,897
5.38%, 03/15/20	250,000	283,546
5.25%, 07/27/21	100,000	112,461
5.75%, 01/24/22	100,000	115,899
3.63%, 01/22/23	250,000	251,534
3.85%, 07/08/24 (b)(g)	400,000	399,480
6.75%, 10/01/37	100,000	120,686
4.80%, 07/08/44 (b)(g)	250,000	248,775
HSBC Holdings PLC
5.10%, 04/05/21	350,000	398,274
6.50%, 09/15/37	200,000	247,418
HSBC USA, Inc.
5.00%, 09/27/20	400,000	443,716
JPMorgan Chase & Co.
1.10%, 10/15/15	650,000	652,909
2.60%, 01/15/16	750,000	770,807
6.00%, 01/15/18	1,000,000	1,146,044
6.30%, 04/23/19	450,000	532,607
3.38%, 05/01/23	250,000	245,844
6.40%, 05/15/38	300,000	382,092
5.40%, 01/06/42	300,000	343,670
KeyBank NA
1.10%, 11/25/16 (b)	100,000	100,435
Lloyds Bank PLC
4.88%, 01/21/16	550,000	585,846
4.20%, 03/28/17	200,000	216,465
2.30%, 11/27/18	250,000	254,094
6.38%, 01/21/21	500,000	604,588
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	261,250
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	300,000	353,742
7.75%, 05/14/38	100,000	137,808
Morgan Stanley
5.38%, 10/15/15	350,000	370,716
1.75%, 02/25/16	500,000	507,307
5.45%, 01/09/17	1,050,000	1,157,362
5.95%, 12/28/17	750,000	854,533
6.63%, 04/01/18	200,000	233,992
7.30%, 05/13/19	200,000	244,807
3.75%, 02/25/23	650,000	662,447
4.10%, 05/22/23	250,000	254,073
7.25%, 04/01/32	100,000	134,472
6.38%, 07/24/42	100,000	127,350
National Australia Bank Ltd.
3.00%, 01/20/23	250,000	244,616
PNC Bank NA
2.95%, 01/30/23 (b)	250,000	245,139
PNC Financial Services Group, Inc.
3.90%, 04/29/24 (b)	500,000	510,526
PNC Funding Corp.
5.63%, 02/01/17	300,000	332,010
Rabobank Nederland
4.63%, 12/01/23	450,000	476,535
Regions Financial Corp.
2.00%, 05/15/18 (b)	500,000	498,701
Royal Bank of Canada
2.63%, 12/15/15	225,000	232,225
2.20%, 07/27/18	250,000	255,541
Royal Bank of Scotland Group PLC
4.38%, 03/16/16	350,000	370,355
6.40%, 10/21/19	200,000	235,764
Santander Holdings USA, Inc.
4.63%, 04/19/16	50,000	53,183
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	500,000	507,782
Svenska Handelsbanken AB
2.88%, 04/04/17	250,000	261,743
Toronto-Dominion Bank
2.13%, 07/02/19	250,000	250,177
UBS AG
5.88%, 12/20/17	100,000	114,307
5.75%, 04/25/18	100,000	114,754
4.88%, 08/04/20	300,000	336,746
UBS Preferred Funding Trust V
6.24%, 05/15/16 (a)(b)	100,000	106,875
US Bancorp
3.00%, 03/15/22 (b)	100,000	101,218
Wachovia Corp.
5.75%, 06/15/17	350,000	396,056
5.75%, 02/01/18	500,000	572,867
5.50%, 08/01/35	250,000	282,525
Wells Fargo & Co.
5.63%, 12/11/17	150,000	170,816
2.13%, 04/22/19	500,000	502,280
3.45%, 02/13/23	250,000	249,237
5.38%, 11/02/43	175,000	193,248
Westpac Banking Corp.
4.88%, 11/19/19	200,000	225,545

		36,778,563

Brokerage 0.1%
BlackRock, Inc.
5.00%, 12/10/19	150,000	171,420
Jefferies Group LLC
3.88%, 11/09/15	300,000	310,710
5.50%, 03/15/16	250,000	267,887
6.25%, 01/15/36	250,000	262,868
Nomura Holdings, Inc.
6.70%, 03/04/20	115,000	138,422

		1,151,307

Finance Company 0.6%
GATX Corp.
1.25%, 03/04/17	100,000	99,721
5.20%, 03/15/44 (b)	100,000	106,982
General Electric Capital Corp.
5.00%, 01/08/16	275,000	293,286
1.50%, 07/12/16	250,000	253,718
1.63%, 04/02/18	500,000	501,272
6.00%, 08/07/19	100,000	118,587

34 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
4.38%, 09/16/20	300,000	331,781
4.63%, 01/07/21	250,000	278,779
4.65%, 10/17/21	250,000	278,444
6.75%, 03/15/32	250,000	330,725
6.15%, 08/07/37	150,000	186,942
5.88%, 01/14/38	450,000	547,820
6.88%, 01/10/39	100,000	134,783
6.38%, 11/15/67 (a)(b)	250,000	279,375
HSBC Finance Corp.
5.50%, 01/19/16	100,000	107,133
6.68%, 01/15/21	350,000	419,133

		4,268,481

Insurance 1.2%
ACE INA Holdings, Inc.
2.70%, 03/13/23	300,000	291,316
Aetna, Inc.
3.95%, 09/01/20	100,000	108,622
Aflac, Inc.
3.63%, 06/15/23	250,000	255,644
Allstate Corp.
3.15%, 06/15/23	100,000	100,535
4.50%, 06/15/43	300,000	312,944
American International Group, Inc.
2.38%, 08/24/15	100,000	101,825
4.88%, 09/15/16	150,000	162,335
5.60%, 10/18/16	350,000	384,999
5.85%, 01/16/18	200,000	228,502
6.40%, 12/15/20	300,000	362,665
Assurant, Inc.
2.50%, 03/15/18	400,000	403,318
6.75%, 02/15/34	100,000	119,995
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	330,872
5.75%, 01/15/40	100,000	120,326
Chubb Corp.
6.00%, 05/11/37	250,000	315,488
Cigna Corp.
2.75%, 11/15/16	100,000	103,911
4.00%, 02/15/22 (b)	150,000	159,430
5.88%, 03/15/41 (b)	250,000	306,228
5.38%, 02/15/42 (b)	300,000	343,504
CNA Financial Corp.
7.35%, 11/15/19	250,000	309,087
Genworth Holdings, Inc.
6.52%, 05/22/18	150,000	173,601
7.63%, 09/24/21	200,000	250,933
6.50%, 06/15/34	200,000	242,176
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	200,000	221,176
5.95%, 10/15/36	100,000	121,435
ING US, Inc.
2.90%, 02/15/18	500,000	518,565
5.70%, 07/15/43	100,000	117,620
Lincoln National Corp.
4.00%, 09/01/23	150,000	156,116
MetLife, Inc.
5.70%, 06/15/35	100,000	120,765
4.88%, 11/13/43	150,000	162,855
Prudential Financial, Inc.
6.00%, 12/01/17	100,000	114,596
4.50%, 11/16/21	300,000	330,776
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	187,974
6.25%, 06/15/37	250,000	323,490
UnitedHealth Group, Inc.
0.85%, 10/15/15	50,000	50,237
1.40%, 10/15/17	250,000	251,148
6.00%, 02/15/18	150,000	173,205
Unum Group
5.63%, 09/15/20	100,000	114,874
WellPoint, Inc.
5.25%, 01/15/16	150,000	160,339
2.30%, 07/15/18	100,000	101,976
5.85%, 01/15/36	250,000	296,046
4.63%, 05/15/42	200,000	204,428

		9,215,877

Other Financial 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	199,403

		199,403

Real Estate Investment Trust 0.6%
Boston Properties LP
3.80%, 02/01/24 (b)	100,000	101,328
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	750,000	756,338
BRE Properties, Inc.
3.38%, 01/15/23 (b)	200,000	193,271
Digital Realty Trust LP
5.88%, 02/01/20	250,000	278,185
5.25%, 03/15/21 (b)	250,000	268,938
HCP, Inc.
6.70%, 01/30/18	100,000	116,696
5.38%, 02/01/21 (b)	150,000	170,850
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	300,000	323,043
4.50%, 01/15/24 (b)	100,000	105,566
Kilroy Realty LP
3.80%, 01/15/23 (b)	250,000	252,647
Kimco Realty Corp.
3.20%, 05/01/21 (b)	100,000	100,406
ProLogis LP
6.63%, 05/15/18	350,000	408,841
4.25%, 08/15/23 (b)	300,000	313,739
Simon Property Group LP
6.13%, 05/30/18	150,000	174,672
5.65%, 02/01/20 (b)	102,000	119,305
Ventas Realty LP
4.25%, 03/01/22 (b)	200,000	212,793
3.25%, 08/15/22 (b)	250,000	247,584

		4,144,202

		55,757,833

Industrial 13.8%

Basic Industry 1.2%
Air Products & Chemicals, Inc.
4.38%, 08/21/19	125,000	138,231
Airgas, Inc.
1.65%, 02/15/18 (b)	150,000	148,929
3.65%, 07/15/24 (b)	200,000	202,282
Barrick Gold Corp.
6.95%, 04/01/19	350,000	417,827

See financial notes 35

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
4.10%, 05/01/23	150,000	149,652
Barrick North America Finance LLC
4.40%, 05/30/21	150,000	157,175
5.75%, 05/01/43	300,000	311,879
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	100,000	102,974
5.00%, 09/30/43	300,000	332,884
CF Industries, Inc.
7.13%, 05/01/20	100,000	123,326
Domtar Corp.
10.75%, 06/01/17	100,000	124,568
Dow Chemical Co.
2.50%, 02/15/16	400,000	411,281
8.55%, 05/15/19	225,000	289,485
3.00%, 11/15/22 (b)	250,000	246,331
5.25%, 11/15/41 (b)	200,000	218,461
Eastman Chemical Co.
3.60%, 08/15/22 (b)	100,000	102,721
EI du Pont de Nemours & Co.
5.75%, 03/15/19	200,000	233,647
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/18	300,000	304,741
3.10%, 03/15/20	200,000	202,240
3.55%, 03/01/22 (b)	100,000	99,195
3.88%, 03/15/23 (b)	100,000	99,878
5.45%, 03/15/43 (b)	400,000	416,512
Glencore Canada Corp.
6.20%, 06/15/35	300,000	325,733
International Paper Co.
7.50%, 08/15/21	250,000	319,002
4.75%, 02/15/22 (b)	250,000	276,099
Kinross Gold Corp.
5.13%, 09/01/21 (b)	250,000	259,326
5.95%, 03/15/24 (b)(c)	150,000	156,363
6.88%, 09/01/41 (b)	150,000	154,460
LYB International Finance BV
4.00%, 07/15/23	300,000	315,543
5.25%, 07/15/43	250,000	274,834
Monsanto Co.
4.20%, 07/15/34 (b)	250,000	253,158
Mosaic Co.
4.25%, 11/15/23 (b)	100,000	105,770
Newmont Mining Corp.
3.50%, 03/15/22 (b)	150,000	144,862
6.25%, 10/01/39	150,000	158,160
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/01/36	100,000	120,481
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	170,000	172,966
6.50%, 07/15/18	100,000	118,154
Rio Tinto Finance USA PLC
3.50%, 03/22/22 (b)	100,000	102,786
4.75%, 03/22/42 (b)	100,000	104,668
Southern Copper Corp.
5.25%, 11/08/42	100,000	92,436
Teck Resources Ltd.
6.25%, 07/15/41 (b)	100,000	108,927
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	111,204
Vale S.A.
5.63%, 09/11/42	200,000	196,940
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	105,747
Weyerhaeuser Co.
7.38%, 03/15/32	100,000	135,489

		8,947,327

Capital Goods 1.0%
ABB Finance USA, Inc.
1.63%, 05/08/17	100,000	101,329
2.88%, 05/08/22	100,000	99,469
Avery Dennison Corp.
5.38%, 04/15/20	105,000	111,081
Boeing Co.
0.95%, 05/15/18	250,000	244,436
Caterpillar Financial Services Corp.
1.25%, 11/06/17	150,000	149,479
7.15%, 02/15/19	250,000	308,091
Caterpillar, Inc.
5.70%, 08/15/16	200,000	220,555
6.05%, 08/15/36	150,000	186,111
CRH America, Inc.
6.00%, 09/30/16	100,000	111,010
Deere & Co.
5.38%, 10/16/29	150,000	179,592
Eaton Corp.
0.95%, 11/02/15	150,000	150,711
1.50%, 11/02/17	150,000	150,307
4.00%, 11/02/32	100,000	100,387
4.15%, 11/02/42	100,000	97,157
General Electric Co.
0.85%, 10/09/15	100,000	100,528
5.25%, 12/06/17	200,000	225,828
2.70%, 10/09/22	100,000	98,385
3.38%, 03/11/24	100,000	102,107
4.13%, 10/09/42	400,000	396,696
4.50%, 03/11/44	100,000	104,627
Illinois Tool Works, Inc.
3.90%, 09/01/42 (b)	100,000	94,678
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/19 (c)	250,000	256,541
John Deere Capital Corp.
5.50%, 04/13/17	200,000	224,143
1.70%, 01/15/20	300,000	291,613
L-3 Communications Corp.
4.75%, 07/15/20	250,000	274,210
4.95%, 02/15/21 (b)	500,000	554,903
Lockheed Martin Corp.
4.25%, 11/15/19	36,000	39,773
3.35%, 09/15/21	100,000	104,018
Northrop Grumman Corp.
4.75%, 06/01/43	250,000	261,717
Owens Corning
4.20%, 12/15/22 (b)	200,000	205,723
Republic Services, Inc.
3.80%, 05/15/18	200,000	214,459
5.70%, 05/15/41 (b)	200,000	237,196
Textron, Inc.
5.95%, 09/21/21 (b)	200,000	233,001
United Technologies Corp.
1.80%, 06/01/17	400,000	408,849
5.38%, 12/15/17	300,000	340,931
6.13%, 02/01/19	150,000	177,423
3.10%, 06/01/22	100,000	101,467

36 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
6.13%, 07/15/38	150,000	193,302
4.50%, 06/01/42	150,000	157,739
Waste Management, Inc.
2.90%, 09/15/22 (b)	200,000	196,250

		7,805,822

Communications 2.2%
21st Century Fox America, Inc.
6.90%, 03/01/19	180,000	217,434
4.00%, 10/01/23	400,000	417,722
6.15%, 03/01/37	200,000	241,268
America Movil S.A.B. de C.V.
2.38%, 09/08/16	200,000	205,896
3.13%, 07/16/22	200,000	197,300
4.38%, 07/16/42	150,000	142,424
American Tower Corp.
3.40%, 02/15/19	100,000	104,727
5.05%, 09/01/20	250,000	278,939
5.00%, 02/15/24	100,000	108,822
AT&T Mobility LLC
7.13%, 12/15/31	50,000	66,076
AT&T, Inc.
0.80%, 12/01/15	100,000	100,296
5.50%, 02/01/18	400,000	453,030
5.80%, 02/15/19	200,000	232,941
3.00%, 02/15/22	350,000	349,024
6.15%, 09/15/34	200,000	239,457
5.35%, 09/01/40	250,000	272,920
5.55%, 08/15/41	100,000	112,538
4.30%, 12/15/42 (b)	200,000	190,081
4.80%, 06/15/44 (b)	400,000	409,977
British Telecommunications PLC
1.63%, 06/28/16	500,000	507,135
CBS Corp.
5.50%, 05/15/33	150,000	165,000
Comcast Corp.
5.15%, 03/01/20	250,000	286,844
3.60%, 03/01/24	250,000	257,385
4.25%, 01/15/33	200,000	206,108
6.95%, 08/15/37	200,000	270,491
4.65%, 07/15/42	500,000	520,450
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (a)	100,000	146,612
DIRECTV Holdings LLC
3.50%, 03/01/16	100,000	104,392
5.88%, 10/01/19	100,000	116,444
4.45%, 04/01/24 (b)	200,000	212,486
6.00%, 08/15/40 (b)	150,000	173,306
5.15%, 03/15/42	150,000	158,112
Discovery Communications LLC
5.05%, 06/01/20	150,000	168,700
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	228,386
5.00%, 05/13/45	150,000	151,048
NBCUniversal Media LLC
2.88%, 04/01/16	100,000	103,832
4.38%, 04/01/21	250,000	276,286
5.95%, 04/01/41	350,000	431,293
Orange S.A.
2.75%, 02/06/19	250,000	256,364
5.38%, 01/13/42	250,000	276,123
Qwest Corp.
6.75%, 12/01/21	350,000	405,812
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	250,000	241,032
TCI Communications, Inc.
7.13%, 02/15/28	150,000	199,759
Telefonica Emisiones S.A.U.
6.22%, 07/03/17	150,000	169,863
5.46%, 02/16/21	250,000	284,267
7.05%, 06/20/36	150,000	191,917
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	100,000	115,179
Time Warner Cable, Inc.
5.85%, 05/01/17	150,000	168,812
5.00%, 02/01/20	250,000	280,497
6.55%, 05/01/37	350,000	436,915
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100,000	147,123
Verizon Communications, Inc.
2.50%, 09/15/16	300,000	309,389
1.35%, 06/09/17	750,000	750,287
3.65%, 09/14/18	150,000	160,579
4.50%, 09/15/20	500,000	550,745
5.15%, 09/15/23	300,000	336,352
4.15%, 03/15/24 (b)	100,000	104,624
6.40%, 09/15/33	650,000	798,571
5.85%, 09/15/35	200,000	234,367
6.55%, 09/15/43	400,000	505,221
Verizon Global Funding Corp.
7.75%, 12/01/30	100,000	137,498
Vodafone Group PLC
5.45%, 06/10/19	250,000	287,134
4.38%, 03/16/21	300,000	326,940

		16,500,552

Consumer Cyclical 1.8%
Amazon.com, Inc.
2.50%, 11/29/22 (b)	350,000	331,665
CVS Caremark Corp.
4.75%, 05/18/20 (b)	500,000	560,412
6.13%, 09/15/39	300,000	374,870
5.75%, 05/15/41 (b)	250,000	300,866
5.30%, 12/05/43 (b)	200,000	226,976
Daimler Finance North America LLC
8.50%, 01/18/31	75,000	114,062
Darden Restaurants, Inc.
3.35%, 11/01/22 (b)	100,000	98,275
eBay, Inc.
1.63%, 10/15/15	125,000	127,012
1.35%, 07/15/17	500,000	502,725
Ford Motor Co.
7.45%, 07/16/31	425,000	569,714
4.75%, 01/15/43	100,000	101,495
Ford Motor Credit Co. LLC
6.63%, 08/15/17	450,000	518,373
2.38%, 01/16/18	250,000	255,594
4.25%, 09/20/22	450,000	480,820
Gap, Inc.
5.95%, 04/12/21 (b)	450,000	521,517
Home Depot, Inc.
5.40%, 03/01/16	300,000	323,858
3.75%, 02/15/24 (b)	100,000	104,743
4.88%, 02/15/44 (b)	100,000	109,410
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	200,000	201,291

See financial notes 37

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
4.63%, 07/02/44 (b)	200,000	200,962
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	300,000	305,026
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	210,000	234,161
2.88%, 02/15/23 (b)	200,000	192,340
5.13%, 01/15/42 (b)	300,000	319,409
Marriott International, Inc.
3.00%, 03/01/19 (b)	100,000	103,498
McDonald’s Corp.
5.30%, 03/15/17	86,000	95,712
3.70%, 02/15/42	114,000	105,527
NIKE, Inc.
2.25%, 05/01/23 (b)	100,000	94,510
3.63%, 05/01/43 (b)	50,000	46,365
Nordstrom, Inc.
4.00%, 10/15/21 (b)	150,000	160,814
QVC, Inc.
5.13%, 07/02/22	100,000	106,641
Starbucks Corp.
3.85%, 10/01/23 (b)	300,000	315,829
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	100,000	117,784
Time Warner, Inc.
5.88%, 11/15/16	250,000	278,530
2.10%, 06/01/19	300,000	298,820
4.75%, 03/29/21	300,000	333,138
7.63%, 04/15/31	100,000	137,765
7.70%, 05/01/32	200,000	278,491
6.50%, 11/15/36	250,000	306,903
4.65%, 06/01/44 (b)	300,000	295,470
Toyota Motor Credit Corp.
3.40%, 09/15/21	350,000	365,668
Viacom, Inc.
2.50%, 12/15/16	100,000	103,137
4.25%, 09/01/23 (b)	150,000	157,656
3.88%, 04/01/24 (b)	100,000	101,821
6.88%, 04/30/36	200,000	253,679
5.25%, 04/01/44 (b)	100,000	106,048
Wal-Mart Stores, Inc.
2.55%, 04/11/23 (b)	400,000	386,168
5.25%, 09/01/35	550,000	638,476
6.50%, 08/15/37	100,000	133,361
6.20%, 04/15/38	200,000	256,767
Walt Disney Co.
1.35%, 08/16/16	150,000	152,020
1.13%, 02/15/17	200,000	201,179
1.10%, 12/01/17	250,000	249,028
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	112,866

		13,369,247

Consumer Non-Cyclical 3.2%
AbbVie, Inc.
2.00%, 11/06/18	700,000	699,857
2.90%, 11/06/22	500,000	484,404
Actavis, Inc.
4.63%, 10/01/42 (b)	100,000	98,755
Altria Group, Inc.
4.13%, 09/11/15	444,000	462,122
4.75%, 05/05/21	100,000	110,463
2.85%, 08/09/22	600,000	578,405
2.95%, 05/02/23	300,000	287,749
AmerisourceBergen Corp.
4.88%, 11/15/19	450,000	504,948
Amgen, Inc.
5.85%, 06/01/17	200,000	225,687
3.88%, 11/15/21 (b)	200,000	211,390
5.15%, 11/15/41 (b)	100,000	107,705
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	100,000	100,553
2.15%, 02/01/19	400,000	402,872
3.70%, 02/01/24	200,000	205,674
4.63%, 02/01/44	350,000	365,636
Anheuser-Busch InBev Worldwide, Inc.
6.88%, 11/15/19	350,000	430,739
5.00%, 04/15/20	250,000	284,699
Archer-Daniels-Midland Co.
5.94%, 10/01/32	100,000	122,752
AstraZeneca PLC
6.45%, 09/15/37	150,000	195,333
Baxter International, Inc.
4.50%, 06/15/43 (b)	300,000	308,553
Boston Scientific Corp.
6.00%, 01/15/20	150,000	174,584
4.13%, 10/01/23 (b)	100,000	104,111
Bristol-Myers Squibb Co.
6.13%, 05/01/38	100,000	126,602
3.25%, 08/01/42	100,000	83,193
Cardinal Health, Inc.
1.90%, 06/15/17	200,000	203,190
1.70%, 03/15/18	400,000	398,930
3.20%, 06/15/22	400,000	401,644
Celgene Corp.
1.90%, 08/15/17	500,000	507,678
4.63%, 05/15/44 (b)	550,000	553,084
Colgate-Palmolive Co.
2.63%, 05/01/17	100,000	104,752
3.25%, 03/15/24	200,000	203,988
ConAgra Foods, Inc.
1.90%, 01/25/18	400,000	401,308
3.20%, 01/25/23 (b)	350,000	337,977
6.63%, 08/15/39	300,000	376,582
4.65%, 01/25/43 (b)	350,000	346,455
Delhaize Group S.A.
5.70%, 10/01/40	100,000	107,036
Diageo Capital PLC
5.75%, 10/23/17	100,000	114,118
1.13%, 04/29/18	150,000	147,225
Express Scripts Holding Co.
3.13%, 05/15/16	350,000	364,805
General Mills, Inc.
5.40%, 06/15/40	500,000	565,178
Gilead Sciences, Inc.
3.70%, 04/01/24 (b)	400,000	411,260
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	150,000	172,188
2.85%, 05/08/22	150,000	148,320
Hasbro, Inc.
6.30%, 09/15/17	100,000	113,974
6.35%, 03/15/40	100,000	120,146
Johnson & Johnson
5.55%, 08/15/17	250,000	285,012
Kellogg Co.
4.45%, 05/30/16	150,000	159,979

38 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Kimberly-Clark Corp.
6.63%, 08/01/37	100,000	134,980
Koninklijke Philips N.V.
5.00%, 03/15/42	100,000	110,319
Kraft Foods Group, Inc.
5.38%, 02/10/20	200,000	227,767
3.50%, 06/06/22	500,000	514,268
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	102,141
McKesson Corp.
2.28%, 03/15/19	300,000	301,387
Medtronic, Inc.
3.63%, 03/15/24 (b)	200,000	205,547
4.00%, 04/01/43 (b)	300,000	286,899
Merck & Co., Inc.
2.25%, 01/15/16	90,000	92,506
3.88%, 01/15/21 (b)	200,000	216,091
5.85%, 06/30/39	250,000	309,229
Molson Coors Brewing Co.
3.50%, 05/01/22	200,000	202,512
Mondelez International, Inc.
4.13%, 02/09/16	250,000	262,996
2.25%, 02/01/19 (b)	250,000	251,980
6.50%, 02/09/40	105,000	134,925
Mylan, Inc.
1.80%, 06/24/16	300,000	304,396
Newell Rubbermaid, Inc.
4.70%, 08/15/20	150,000	162,760
Novartis Capital Corp.
4.40%, 04/24/20	100,000	111,275
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	153,155
4.88%, 11/01/40	200,000	218,183
Pfizer, Inc.
6.20%, 03/15/19	225,000	267,377
Philip Morris International, Inc.
1.13%, 08/21/17	100,000	99,780
4.50%, 03/26/20	250,000	279,239
2.50%, 08/22/22	100,000	97,040
6.38%, 05/16/38	150,000	193,107
Procter & Gamble Co.
1.80%, 11/15/15	375,000	382,372
4.70%, 02/15/19	150,000	169,590
5.55%, 03/05/37	100,000	122,282
Quest Diagnostics, Inc.
3.20%, 04/01/16	100,000	103,819
Reynolds American, Inc.
6.75%, 06/15/17	100,000	114,885
3.25%, 11/01/22	100,000	96,650
Safeway, Inc.
3.95%, 08/15/20	200,000	204,032
Sanofi
2.63%, 03/29/16	500,000	518,090
1.25%, 04/10/18	100,000	98,779
4.00%, 03/29/21	150,000	162,697
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	100,000	96,351
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	275,000	333,572
The Coca-Cola Co.
1.50%, 11/15/15	200,000	203,058
1.15%, 04/01/18	100,000	99,109
The Kroger Co.
3.85%, 08/01/23 (b)	100,000	102,938
7.50%, 04/01/31	100,000	132,131
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	54,936
3.60%, 08/15/21 (b)	50,000	52,035
4.15%, 02/01/24 (b)	200,000	209,564
5.30%, 02/01/44 (b)	200,000	222,851
Unilever Capital Corp.
4.25%, 02/10/21	300,000	330,978
Warner Chilcott Co. LLC
7.75%, 09/15/18 (b)	500,000	526,895
Wyeth LLC
5.95%, 04/01/37	500,000	616,442
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	101,966

		23,517,496

Energy 2.6%
Anadarko Petroleum Corp.
5.95%, 09/15/16	225,000	249,331
6.38%, 09/15/17	200,000	230,438
6.45%, 09/15/36	100,000	127,939
Apache Corp.
6.90%, 09/15/18	100,000	119,856
4.75%, 04/15/43 (b)	100,000	105,213
Baker Hughes, Inc.
3.20%, 08/15/21 (b)	300,000	309,707
BP Capital Markets PLC
3.20%, 03/11/16	500,000	522,312
1.38%, 05/10/18	800,000	793,296
4.75%, 03/10/19	250,000	280,681
Canadian Natural Resources Ltd.
5.70%, 05/15/17	300,000	336,239
3.80%, 04/15/24	150,000	154,937
6.25%, 03/15/38	100,000	124,917
Chevron Corp.
1.72%, 06/24/18 (b)	500,000	504,400
3.19%, 06/24/23 (b)	400,000	407,035
Conoco, Inc.
6.95%, 04/15/29	100,000	137,285
ConocoPhillips Canada
5.63%, 10/15/16	150,000	166,291
Devon Energy Corp.
2.25%, 12/15/18 (b)	500,000	506,366
Diamond Offshore Drilling, Inc.
4.88%, 11/01/43 (b)	100,000	101,319
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)(c)	100,000	106,811
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (b)	100,000	101,214
4.70%, 11/01/42 (b)	300,000	281,486
Encana Corp.
5.90%, 12/01/17	100,000	113,980
6.50%, 05/15/19	150,000	178,748
3.90%, 11/15/21 (b)	200,000	211,663
6.50%, 02/01/38	175,000	220,337
Energy Transfer Partners LP
6.70%, 07/01/18	700,000	820,353
4.65%, 06/01/21 (b)	200,000	215,758
3.60%, 02/01/23 (b)	350,000	347,415
6.63%, 10/15/36	200,000	238,375
7.50%, 07/01/38	100,000	130,420

See financial notes 39

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Ensco PLC
4.70%, 03/15/21	100,000	109,097
Enterprise Products Operating LLC
6.30%, 09/15/17	100,000	115,529
3.90%, 02/15/24 (b)	400,000	414,594
6.65%, 10/15/34	250,000	319,240
EOG Resources, Inc.
2.45%, 04/01/20 (b)	200,000	201,817
Halliburton Co.
1.00%, 08/01/16	100,000	100,568
6.15%, 09/15/19	125,000	149,315
Hess Corp.
8.13%, 02/15/19	200,000	251,843
7.30%, 08/15/31	150,000	199,970
7.13%, 03/15/33	100,000	133,100
Husky Energy, Inc.
7.25%, 12/15/19	200,000	248,780
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	321,699
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	250,000	285,486
6.85%, 02/15/20	50,000	60,072
3.50%, 03/01/21 (b)	200,000	203,107
5.80%, 03/15/35	100,000	110,445
5.00%, 08/15/42 (b)	100,000	99,774
5.50%, 03/01/44 (b)	300,000	317,863
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	100,000	95,449
Marathon Petroleum Corp.
5.13%, 03/01/21	125,000	141,926
Nabors Industries, Inc.
2.35%, 09/15/16	100,000	102,142
6.15%, 02/15/18	100,000	114,024
5.10%, 09/15/23 (b)	100,000	109,379
Nisource Finance Corp.
3.85%, 02/15/23 (b)	100,000	102,732
Noble Energy, Inc.
5.25%, 11/15/43 (b)	400,000	442,687
Noble Holding International Ltd.
4.63%, 03/01/21	250,000	270,103
5.25%, 03/15/42	500,000	519,767
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	100,000	109,197
Petrohawk Energy Corp.
7.25%, 08/15/18 (b)	100,000	104,750
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	116,285
3.65%, 06/01/22 (b)	200,000	206,885
3.85%, 10/15/23 (b)	150,000	154,374
6.65%, 01/15/37	100,000	127,336
Shell International Finance BV
4.30%, 09/22/19	100,000	111,272
6.38%, 12/15/38	250,000	330,531
4.55%, 08/12/43	250,000	264,405
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	150,000	169,370
Spectra Energy Partners LP
4.75%, 03/15/24 (b)	300,000	325,647
5.95%, 09/25/43 (b)	250,000	298,959
Suncor Energy, Inc.
6.10%, 06/01/18	100,000	116,159
6.50%, 06/15/38	150,000	193,314
Talisman Energy, Inc.
3.75%, 02/01/21 (b)	150,000	155,297
Tosco Corp.
7.80%, 01/01/27	150,000	209,958
Total Capital International S.A.
2.88%, 02/17/22	500,000	499,956
3.75%, 04/10/24	100,000	104,307
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (b)	50,000	51,700
4.63%, 03/01/34 (b)	100,000	106,410
5.00%, 10/16/43 (b)	50,000	54,868
Transocean, Inc.
6.38%, 12/15/21	250,000	289,647
Valero Energy Corp.
9.38%, 03/15/19	250,000	328,467
6.13%, 02/01/20	150,000	177,472
Weatherford International Ltd.
4.50%, 04/15/22 (b)	175,000	186,368
Williams Cos., Inc.
5.75%, 06/24/44 (b)	150,000	151,832
Williams Partners LP
7.25%, 02/01/17	350,000	400,268

		19,029,664

Technology 1.3%
Apple, Inc.
0.45%, 05/03/16	100,000	99,833
1.00%, 05/03/18	100,000	97,887
2.40%, 05/03/23	600,000	567,929
3.85%, 05/04/43	200,000	184,740
Arrow Electronics, Inc.
3.00%, 03/01/18	300,000	310,439
4.50%, 03/01/23 (b)	200,000	209,395
Cisco Systems, Inc.
5.50%, 02/22/16	200,000	216,233
4.45%, 01/15/20	350,000	388,237
3.63%, 03/04/24	250,000	257,487
5.90%, 02/15/39	100,000	122,499
Corning, Inc.
1.45%, 11/15/17	200,000	196,817
EMC Corp.
1.88%, 06/01/18	100,000	100,755
Fiserv, Inc.
6.80%, 11/20/17	285,000	330,036
4.63%, 10/01/20	250,000	272,906
Google, Inc.
2.13%, 05/19/16	75,000	77,301
3.38%, 02/25/24	100,000	102,560
Harris Corp.
6.15%, 12/15/40	150,000	177,258
Hewlett-Packard Co.
2.60%, 09/15/17	500,000	517,170
2.75%, 01/14/19	400,000	410,580
3.75%, 12/01/20	300,000	314,021
Intel Corp.
4.25%, 12/15/42	250,000	245,949
International Business Machines Corp.
5.70%, 09/14/17	500,000	570,077
3.38%, 08/01/23	150,000	152,039
3.63%, 02/12/24	750,000	771,096
Microsoft Corp.
2.50%, 02/08/16	100,000	103,347
1.63%, 12/06/18	250,000	250,909

40 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
4.50%, 10/01/40	100,000	104,173
NetApp, Inc.
3.38%, 06/15/21 (b)	150,000	150,476
3.25%, 12/15/22 (b)	250,000	241,174
Oracle Corp.
2.25%, 10/08/19 (g)	300,000	299,670
3.40%, 07/08/24 (b)(g)	350,000	349,195
4.30%, 07/08/34 (b)(g)	250,000	249,900
6.13%, 07/08/39	150,000	188,882
5.38%, 07/15/40	100,000	114,096
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	100,000	103,633
Science Applications International Corp.
5.50%, 07/01/33	50,000	48,737
Texas Instruments, Inc.
2.38%, 05/16/16	100,000	103,414
Xerox Corp.
2.75%, 03/15/19	300,000	305,916

		9,306,766

Transportation 0.5%
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 01/15/27 (c)	389,163	393,172
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	158,478
3.85%, 09/01/23 (b)	400,000	417,461
5.05%, 03/01/41 (b)	500,000	543,674
Canadian National Railway Co.
4.50%, 11/07/43 (b)	100,000	106,702
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	250,000	275,452
Continental Airlines 2010-1 Class A Pass Through Trust
Series A
4.75%, 07/12/22	172,101	184,148
Continental Airlines 2012-1 Class A Pass Through Trust
Series A
4.15%, 10/11/25	95,078	99,119
CSX Corp.
4.25%, 06/01/21 (b)	150,000	163,886
4.10%, 03/15/44 (b)	100,000	94,656
FedEx Corp.
2.63%, 08/01/22	200,000	192,131
3.88%, 08/01/42	200,000	180,335
Kansas City Southern de Mexico S.A. de C.V.
2.35%, 05/15/20 (b)	350,000	335,738
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	150,000	150,243
Ryder System, Inc.
2.55%, 06/01/19 (b)	100,000	101,344
United Parcel Service, Inc.
5.50%, 01/15/18	150,000	171,230

		3,567,769

		102,044,643

Utilities 1.8%

Electric 1.7%
Alabama Power Co.
3.55%, 12/01/23	200,000	207,609
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	500,000	503,073
Appalachian Power Co.
7.00%, 04/01/38	500,000	683,458
Berkshire Hathaway Energy Co.
6.50%, 09/15/37	250,000	323,459
5.15%, 11/15/43 (b)	200,000	225,129
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	50,000	51,351
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	200,000	230,517
Consumers Energy Co.
3.38%, 08/15/23 (b)	300,000	309,126
3.95%, 05/15/43 (b)	100,000	97,724
Duke Energy Carolinas LLC
6.05%, 04/15/38	200,000	257,806
5.30%, 02/15/40	100,000	118,300
Duke Energy Corp.
2.10%, 06/15/18 (b)	1,000,000	1,011,979
3.75%, 04/15/24 (b)	150,000	154,381
Duke Energy Progress, Inc.
4.10%, 05/15/42 (b)	350,000	347,986
Entergy Corp.
3.63%, 09/15/15	250,000	258,024
Exelon Generation Co. LLC
4.00%, 10/01/20 (b)	250,000	263,922
5.60%, 06/15/42 (b)	100,000	108,745
Florida Power & Light Co.
6.20%, 06/01/36	200,000	261,897
5.95%, 02/01/38	150,000	191,556
Florida Power Corp.
6.40%, 06/15/38	91,000	122,145
Georgia Power Co.
4.75%, 09/01/40	250,000	270,243
LG&E and KU Energy LLC
3.75%, 11/15/20 (b)	150,000	158,934
Midamerican Energy Holdings Co.
5.75%, 04/01/18	100,000	114,543
6.13%, 04/01/36	200,000	248,776
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	100,000	113,589
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	100,000	101,021
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)(c)	350,000	350,731
4.55%, 12/01/41 (b)	200,000	212,179
Pacific Gas & Electric Co.
4.25%, 05/15/21 (b)	200,000	218,899
6.05%, 03/01/34	192,000	238,182
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	200,000	195,775
PSEG Power LLC
5.13%, 04/15/20	400,000	448,556
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	97,931
Puget Sound Energy, Inc.
5.64%, 04/15/41 (b)	250,000	309,566
San Diego Gas & Electric Co.
4.30%, 04/01/42 (b)	100,000	104,313
Sempra Energy
3.55%, 06/15/24 (b)	100,000	100,910
Southern California Edison Co.
5.50%, 08/15/18	100,000	114,391

See financial notes 41

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Southwestern Electric Power Co.
5.55%, 01/15/17	400,000	442,484
The Dayton Power & Light Co.
1.88%, 09/15/16 (c)	200,000	203,497
TransAlta Corp.
1.90%, 06/03/17	100,000	100,462
6.65%, 05/15/18	250,000	283,534
4.50%, 11/15/22 (b)	500,000	507,609
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	97,246
Virginia Electric & Power Co.
5.95%, 09/15/17	300,000	344,735
6.00%, 05/15/37	300,000	381,192
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	99,918
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	350,000	391,486
4.80%, 09/15/41 (b)	200,000	216,111

		12,195,000

Natural Gas 0.1%
ONE Gas, Inc.
3.61%, 02/01/24 (b)(c)	100,000	103,600
4.66%, 02/01/44 (b)(c)	100,000	108,163
Sempra Energy
6.00%, 10/15/39	250,000	311,317
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	106,240
TransCanada PipeLines Ltd.
2.50%, 08/01/22	100,000	96,708
7.63%, 01/15/39	100,000	145,849
Williams Partners LP
6.30%, 04/15/40	50,000	59,563

		931,440

Other Utilities 0.0%
Veolia Environnement S.A.
6.00%, 06/01/18	200,000	226,142

		226,142

		13,352,582

Total Corporate Bonds
(Cost $167,598,790)		171,155,058

Foreign Securities 5.2% of net assets

Foreign Agencies 1.7%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.75%, 10/05/15	400,000	407,343
2.00%, 06/03/16	150,000	154,242

		561,585

Brazil 0.2%
Petrobras Global Finance BV
4.38%, 05/20/23	400,000	386,220
5.63%, 05/20/43	250,000	227,500
Petrobras International Finance Co.
5.75%, 01/20/20	500,000	535,650
5.38%, 01/27/21	400,000	418,892
6.75%, 01/27/41	400,000	414,000

		1,982,262

Canada 0.0%
Export Development Canada
1.25%, 10/27/15	100,000	101,328
Nexen, Inc.
6.40%, 05/15/37	200,000	241,448

		342,776

Germany 0.7%
Kreditanstalt fuer Wiederaufbau
1.25%, 10/26/15 (d)	250,000	253,188
2.63%, 02/16/16 (d)	600,000	621,734
2.00%, 06/01/16 (d)	100,000	102,913
4.88%, 01/17/17 (d)	450,000	496,457
1.25%, 02/15/17 (d)	600,000	607,501
4.50%, 07/16/18 (d)	500,000	560,875
4.88%, 06/17/19 (d)	700,000	805,276
4.00%, 01/27/20 (d)	350,000	388,962
2.75%, 09/08/20 (d)	500,000	519,689
2.38%, 08/25/21 (d)	300,000	301,742
Landwirtschaftliche Rentenbank
1.88%, 09/17/18 (d)	500,000	508,889

		5,167,226

Japan 0.1%
Japan Bank for International Cooperation
2.25%, 07/13/16	400,000	413,289

		413,289

Mexico 0.3%
Pemex Project Funding Master Trust
6.63%, 06/15/35	700,000	827,750
Petroleos Mexicanos
5.75%, 03/01/18	250,000	282,500
3.13%, 01/23/19 (c)	100,000	103,700
5.50%, 01/21/21	400,000	451,000
4.88%, 01/18/24 (c)	200,000	215,000
5.50%, 06/27/44	200,000	209,200

		2,089,150

Norway 0.1%
Statoil A.S.A.
2.45%, 01/17/23	100,000	96,169
3.70%, 03/01/24	400,000	419,176
4.25%, 11/23/41	100,000	101,218

		616,563

Republic of Korea 0.1%
Export-Import Bank of Korea
4.38%, 09/15/21	300,000	326,890
5.00%, 04/11/22	200,000	227,240
Korea Development Bank
4.00%, 09/09/16	200,000	212,787
3.00%, 03/17/19	500,000	517,072

		1,283,989

Sweden 0.1%
Svensk Exportkredit AB
5.13%, 03/01/17	150,000	166,609
1.13%, 04/05/18	250,000	247,771

		414,380

		12,871,220

42 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Foreign Local Government 0.4%

Canada 0.4%
Hydro-Quebec
2.00%, 06/30/16	400,000	410,881
1.38%, 06/19/17	250,000	252,295
8.05%, 07/07/24	60,000	83,027
Province of British Columbia
2.00%, 10/23/22	200,000	190,044
Province of Manitoba
1.13%, 06/01/18	250,000	247,398
Province of Ontario
2.30%, 05/10/16	200,000	206,580
1.00%, 07/22/16	600,000	604,362
4.00%, 10/07/19	225,000	247,861
2.45%, 06/29/22	200,000	195,637
Province of Quebec
7.50%, 09/15/29	68,000	96,967

		2,535,052

Industrial 0.0%

Canada 0.0%
Nexen, Inc.
5.88%, 03/10/35	150,000	169,613

		169,613

Sovereign 1.5%

Brazil 0.2%
Brazilian Government International Bond
6.00%, 01/17/17	500,000	557,250
4.88%, 01/22/21	100,000	109,500
2.63%, 01/05/23	500,000	463,000
4.25%, 01/07/25	250,000	253,688
8.25%, 01/20/34	150,000	208,500
7.13%, 01/20/37	100,000	127,000

		1,718,938

Canada 0.0%
Canada Government International Bond
0.88%, 02/14/17	100,000	100,305

		100,305

Chile 0.1%
Chile Government International Bond
2.25%, 10/30/22	300,000	284,100
3.63%, 10/30/42	100,000	88,250

		372,350

Colombia 0.1%
Colombia Government International Bond
7.38%, 03/18/19	300,000	366,750
7.38%, 09/18/37	100,000	136,750
6.13%, 01/18/41	250,000	301,250

		804,750

Italy 0.1%
Italy Government International Bond
5.25%, 09/20/16	250,000	272,979
5.38%, 06/12/17	100,000	110,984
6.88%, 09/27/23	150,000	192,410

		576,373

Mexico 0.3%
Mexico Government International Bond
5.63%, 01/15/17	600,000	667,500
3.50%, 01/21/21	150,000	156,150
3.63%, 03/15/22	400,000	416,000
8.00%, 09/24/22	100,000	134,000
4.00%, 10/02/23	350,000	368,287
6.05%, 01/11/40	300,000	365,100
4.75%, 03/08/44	200,000	205,000

		2,312,037

Panama 0.0%
Panama Government International Bond
5.20%, 01/30/20	100,000	112,100
6.70%, 01/26/36	200,000	247,700

		359,800

Peru 0.0%
Peruvian Government International Bond
7.13%, 03/30/19	250,000	305,625

		305,625

Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	300,000	317,625
5.50%, 03/30/26	600,000	694,500

		1,012,125

Poland 0.1%
Poland Government International Bond
5.00%, 10/19/15	150,000	158,888
3.00%, 03/17/23	300,000	292,200

		451,088

Republic of Korea 0.1%
Republic of Korea
7.13%, 04/16/19	150,000	185,259
3.88%, 09/11/23	250,000	270,553

		455,812

South Africa 0.1%
South Africa Government International Bond
4.67%, 01/17/24	600,000	614,250

		614,250

Turkey 0.3%
Turkey Government International Bond
6.75%, 04/03/18	200,000	226,300
7.00%, 03/11/19	250,000	288,687
5.63%, 03/30/21	500,000	547,500
7.38%, 02/05/25	500,000	608,750
4.88%, 04/16/43	500,000	472,500

		2,143,737

		11,227,190

Supranational* 1.6%
African Development Bank
2.50%, 03/15/16	150,000	155,295
0.88%, 05/15/17	200,000	199,908
Asian Development Bank
2.50%, 03/15/16	150,000	155,322
1.13%, 03/15/17	650,000	655,610
European Bank for Reconstruction & Development
1.63%, 09/03/15	500,000	507,848

See financial notes 43

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
1.00%, 02/16/17	750,000	753,613
European Investment Bank
4.63%, 10/20/15	400,000	422,691
0.63%, 04/15/16	550,000	551,867
2.50%, 05/16/16	500,000	519,003
0.50%, 08/15/16	500,000	499,628
5.13%, 05/30/17	1,000,000	1,120,659
1.00%, 06/15/18	250,000	246,710
1.88%, 03/15/19	350,000	353,432
4.00%, 02/16/21	700,000	778,459
Inter-American Development Bank
5.13%, 09/13/16	100,000	109,685
1.13%, 03/15/17	500,000	505,763
1.75%, 08/24/18	250,000	253,675
3.88%, 02/14/20	200,000	221,209
3.88%, 10/28/41	100,000	100,212
3.20%, 08/07/42	100,000	89,527
4.38%, 01/24/44	150,000	164,328
International Bank for Reconstruction & Development
2.13%, 03/15/16	400,000	412,028
0.50%, 04/15/16	350,000	350,455
0.88%, 04/17/17	350,000	350,901
1.88%, 03/15/19	750,000	761,596
International Finance Corp.
1.13%, 11/23/16	350,000	352,846
2.13%, 11/17/17	500,000	517,436
1.25%, 07/16/18	250,000	249,329
1.75%, 09/04/18	300,000	303,694
Nordic Investment Bank
0.50%, 04/14/16	250,000	250,296

		11,913,025

Total Foreign Securities
(Cost $38,345,556)		38,716,100

Mortgage-Backed Securities 28.8% of net assets

U.S. Government Agency Mortgages 28.8%
Fannie Mae
5.50%, 06/01/15 to 09/01/38 (b)	4,685,911	5,260,708
7.00%, 08/01/16 to 04/01/37 (b)	104,566	115,449
6.00%, 12/01/16 to 10/01/39 (b)	2,653,268	2,999,972
5.00%, 02/01/18 to 08/01/41 (b)	6,349,768	7,071,804
4.50%, 03/01/18 to 01/01/44 (b)	10,986,169	11,945,555
4.00%, 05/01/18 to 05/01/44 (b)	14,341,483	15,271,494
3.50%, 10/01/18 to 09/01/43 (b)	16,856,012	17,468,530
6.50%, 05/01/19 to 10/01/39 (b)	698,887	786,736
2.50%, 05/01/23 to 09/01/28 (b)	4,837,445	4,924,059
3.00%, 09/01/23 to 07/01/43 (b)	19,316,895	19,354,492
8.50%, 05/01/25 (b)	4,406	5,036
2.00%, 02/01/28 to 09/01/28 (b)	276,084	272,983
2.14%, 10/01/35 (a)(b)	264,668	279,439
1.79%, 05/01/38 (a)(b)	241,125	257,635
3.33%, 04/01/40 (a)(b)	90,845	96,231
3.62%, 05/01/40 (a)(b)	76,850	82,340
Fannie Mae TBA
2.00%, 08/01/29 (b)	500,000	492,988
2.50%, 08/01/29 to 07/01/44 (b)	1,500,000	1,487,891
3.00%, 08/01/29 to 07/01/44 (b)	1,700,000	1,728,461
3.50%, 08/01/29 to 07/01/44 (b)	2,600,000	2,707,781
4.00%, 07/01/44 to 08/01/44 (b)	4,400,000	4,665,180
4.50%, 07/01/44 (b)	1,100,000	1,191,610
Freddie Mac
5.50%, 07/01/15 to 05/01/40 (b)	2,741,070	3,067,261
7.50%, 09/01/16 (b)	1,775	1,849
6.50%, 03/01/17 to 09/01/39 (b)	940,352	1,054,312
6.00%, 04/01/17 to 10/01/38 (b)	1,735,541	1,959,556
4.00%, 04/01/18 to 07/01/44 (b)	8,914,790	9,479,127
4.50%, 04/01/18 to 09/01/42 (b)	5,162,187	5,612,575
5.00%, 06/01/18 to 12/01/43 (b)	4,724,674	5,233,227
3.50%, 02/01/26 to 07/01/43 (b)	8,740,186	9,022,670
3.00%, 07/01/26 to 09/01/43 (b)	10,222,211	10,272,489
2.50%, 07/01/27 to 02/01/43 (b)	3,398,567	3,450,795
2.00%, 10/01/27 to 04/01/28 (b)	136,805	135,212
Freddie Mac TBA
2.00%, 08/01/29 (b)	500,000	492,246
2.50%, 08/01/29 to 08/01/44 (b)	800,000	803,380
3.50%, 08/01/29 to 07/01/44 (b)	1,400,000	1,466,203
3.00%, 07/01/44 (b)	1,300,000	1,282,835
4.50%, 07/01/44 (b)	1,900,000	2,056,931
4.00%, 08/01/44 (b)	1,100,000	1,162,412
Ginnie Mae
5.00%, 11/15/17 to 02/20/44 (b)	5,167,453	5,732,959
6.50%, 05/15/24 (b)	6,518	7,412
4.00%, 04/20/26 to 05/20/44 (a)(b)	8,772,509	9,400,468
5.50%, 04/20/26 to 07/20/38 (b)	1,034,410	1,170,658
3.50%, 05/20/26 to 05/20/44 (a)(b)	9,666,448	10,094,275
3.00%, 02/20/27 to 07/20/43 (a)(b)	7,553,884	7,680,322
2.50%, 01/20/28 to 02/20/43 (b)	470,998	482,031

44 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
2.00%, 07/20/28 (b)	23,172	22,913
1.63%, 04/20/32 (a)(b)	183,121	190,705
4.50%, 02/20/34 to 03/20/44 (b)	8,694,787	9,512,568
6.00%, 02/15/37 to 12/15/38 (b)	901,829	1,021,770
4.00%, 10/20/37 (a)(b)	39,994	42,025
1.63%, 08/20/38 to 03/20/40 (a)(b)	467,353	481,255
2.00%, 03/20/40 to 05/20/43 (a)(b)	686,652	704,414
2.50%, 02/20/44 (a)(b)	210,027	214,523
Ginnie Mae TBA
4.50%, 07/01/44 (b)	400,000	436,891
5.50%, 07/01/44 (b)	600,000	670,149
2.50%, 08/01/44 (b)	300,000	288,938
3.00%, 08/01/44 (b)	3,900,000	3,924,313
3.50%, 08/01/44 (b)	3,900,000	4,051,984
4.00%, 08/01/44 (b)	2,400,000	2,562,000

Total Mortgage-Backed Securities
(Cost $210,869,439)		213,712,027

Municipal Bonds 1.0% of net assets

Fixed-Rate Obligations 1.0%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	100,000	141,762
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	300,000	427,350
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	350,000	427,000
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	400,000	601,728
Catholic Health Initiatives
1.60%, 11/01/17	100,000	98,494
4.35%, 11/01/42	225,000	216,467
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	119,726
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	200,000	243,134
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	182,988
Georgia
GO (Build America Bonds) Series H
4.50%, 11/01/25	800,000	898,008
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	232,126
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	100,000	105,681
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	500,000	502,860
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	250,000	251,435
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	200,000	268,068
Metropolitan Government of Nashville & Davidson County
GO (Build America Bonds) Series 2010
5.71%, 07/01/34	20,000	22,730
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	150,000	202,527
New Jersey State Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	100,000	140,181
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	150,000	173,729
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	200,000	249,350
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	321,083
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	240,498
President & Fellows of Harvard College
3.62%, 10/01/37	350,000	333,686
San Francisco City & County Public Utilities Commission
Water System RB (Build America Bonds) Series 2010DE
6.00%, 11/01/40	430,000	541,262
Texas Transportation Commission
RB (Build America Bonds) Series B
5.03%, 04/01/26	200,000	233,158

Total Municipal Bonds
(Cost $6,993,490)		7,175,031

U.S. Government and Government Agencies 38.7% of net assets

U.S. Government Agency Securities 3.6%
Fannie Mae
1.63%, 10/26/15	2,032,000	2,067,003
0.75%, 04/20/17	900,000	896,113
1.13%, 04/27/17	769,000	773,087
2.00%, 05/16/17 (b)	2,500,000	2,569,162
0.88%, 08/28/17	1,172,000	1,166,039
1.00%, 10/16/17 (b)	150,000	149,048
0.88%, 02/08/18	350,000	345,337
0.88%, 05/21/18	1,250,000	1,229,489
1.13%, 05/25/18 (b)	300,000	295,944
1.88%, 02/19/19	1,500,000	1,520,707
2.25%, 10/17/22 (b)	300,000	287,197
7.13%, 01/15/30	277,000	405,542
Federal Farm Credit Bank
4.88%, 12/16/15	321,000	342,338
0.54%, 11/07/16 (b)	500,000	498,632
Federal Home Loan Bank
0.50%, 11/20/15	1,850,000	1,854,803
1.00%, 06/21/17	1,585,000	1,591,408

See financial notes 45

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
1.00%, 11/09/17 (b)	500,000	496,409
5.00%, 11/17/17	1,185,000	1,337,992
Freddie Mac
0.50%, 06/06/16 (b)	500,000	499,985
0.88%, 02/22/17	1,650,000	1,653,186
1.00%, 07/28/17	119,000	119,127
1.00%, 09/29/17	350,000	349,445
0.88%, 03/07/18	2,750,000	2,711,714
2.38%, 01/13/22	2,351,000	2,347,984
3.00%, 01/18/28 (b)	200,000	187,197
6.75%, 03/15/31	264,000	379,451
Tennessee Valley Authority
6.75%, 11/01/25	488,000	653,096

		26,727,435

U.S. Treasury Obligations 35.1%
U.S. Treasury Bonds
9.13%, 05/15/18	2,301,000	2,994,087
8.00%, 11/15/21	2,121,000	2,971,720
6.00%, 02/15/26	880,000	1,176,587
6.75%, 08/15/26	1,307,000	1,860,637
6.13%, 11/15/27	2,356,000	3,236,371
5.25%, 02/15/29	1,804,000	2,313,208
6.25%, 05/15/30	1,466,000	2,084,010
4.75%, 02/15/37	1,566,000	1,969,123
4.38%, 02/15/38	2,337,000	2,790,890
3.50%, 02/15/39	1,453,000	1,516,569
4.38%, 11/15/39	866,000	1,037,305
4.63%, 02/15/40	805,000	1,001,344
4.25%, 11/15/40	202,000	237,934
3.75%, 08/15/41	1,602,000	1,740,672
3.13%, 02/15/42	2,901,000	2,807,623
3.00%, 05/15/42	1,473,000	1,389,684
2.75%, 08/15/42	2,663,000	2,382,344
2.75%, 11/15/42	1,695,000	1,513,450
2.88%, 05/15/43	1,183,000	1,081,335
3.63%, 08/15/43	1,612,000	1,703,052
3.75%, 11/15/43	314,000	339,169
3.63%, 02/15/44	3,005,000	3,171,684
3.38%, 05/15/44	1,000,000	1,006,875
U.S. Treasury Notes
0.25%, 07/31/15	3,500,000	3,503,895
1.75%, 07/31/15	5,302,000	5,393,958
0.25%, 08/15/15	6,250,000	6,256,350
0.25%, 09/15/15	4,349,000	4,353,840
1.25%, 10/31/15	6,526,000	6,618,539
0.25%, 12/15/15	3,071,000	3,071,780
0.38%, 01/15/16	6,545,000	6,555,740
0.38%, 02/15/16	2,847,000	2,850,616
0.25%, 02/29/16	2,640,000	2,637,629
2.13%, 02/29/16 (h)	1,165,000	1,200,110
0.38%, 03/15/16	6,390,000	6,394,122
0.38%, 03/31/16	2,112,000	2,112,577
0.38%, 04/30/16	2,500,000	2,499,415
2.00%, 04/30/16 (h)	2,272,000	2,339,228
2.63%, 04/30/16	3,374,000	3,512,520
0.25%, 05/15/16	1,200,000	1,196,719
0.38%, 05/31/16	2,000,000	1,998,320
3.25%, 05/31/16	1,036,000	1,092,373
0.50%, 06/30/16	5,000,000	5,004,490
1.50%, 06/30/16 (h)	2,658,000	2,713,029
0.63%, 07/15/16	2,148,000	2,154,713
1.00%, 08/31/16	1,074,000	1,085,244
1.00%, 09/30/16	2,148,000	2,169,145
3.00%, 09/30/16	1,668,000	1,759,870
0.63%, 10/15/16	5,924,000	5,930,712
0.63%, 11/15/16	1,612,000	1,612,503
0.88%, 12/31/16	2,148,000	2,159,410
0.75%, 01/15/17	1,612,000	1,614,834
0.88%, 01/31/17	2,148,000	2,157,816
0.88%, 02/28/17	2,112,000	2,120,085
0.75%, 03/15/17	3,175,000	3,175,124
3.25%, 03/31/17	2,245,000	2,396,888
0.88%, 04/15/17	2,750,000	2,756,875
0.88%, 04/30/17	2,750,000	2,755,156
0.63%, 05/31/17	4,193,000	4,165,486
0.63%, 08/31/17 (h)	2,822,000	2,791,466
1.88%, 08/31/17	3,293,600	3,387,649
1.88%, 09/30/17	1,986,000	2,041,235
0.75%, 10/31/17	3,800,000	3,763,782
1.88%, 10/31/17 (h)	1,723,000	1,771,123
0.75%, 12/31/17	1,725,000	1,703,370
0.75%, 02/28/18	1,052,000	1,035,604
2.88%, 03/31/18 (h)	1,965,000	2,086,431
0.63%, 04/30/18	2,425,000	2,368,068
2.63%, 04/30/18 (h)	3,066,000	3,226,726
1.38%, 06/30/18	1,598,000	1,601,808
1.50%, 08/31/18	1,074,000	1,079,705
1.38%, 09/30/18	4,135,000	4,130,315
1.25%, 10/31/18	2,693,000	2,672,487
1.25%, 11/30/18	1,612,000	1,597,581
1.50%, 12/31/18	2,148,000	2,149,343
1.25%, 01/31/19	2,094,000	2,070,688
1.50%, 01/31/19	2,148,000	2,146,909
1.38%, 02/28/19	1,584,000	1,572,614
1.50%, 02/28/19	1,320,000	1,317,938
1.63%, 03/31/19	3,967,000	3,978,933
1.25%, 04/30/19	1,799,000	1,772,296
1.63%, 04/30/19	1,500,000	1,502,988
1.13%, 05/31/19	1,500,000	1,466,367
1.50%, 05/31/19	2,875,000	2,860,737
1.63%, 06/30/19	1,000,000	1,000,039
0.88%, 07/31/19 (h)	3,257,000	3,132,319
3.38%, 11/15/19	3,069,700	3,336,260
1.00%, 11/30/19	1,464,000	1,407,498
1.38%, 01/31/20	2,794,000	2,732,445
1.13%, 03/31/20	1,366,000	1,312,961
1.88%, 06/30/20	1,328,000	1,326,963
2.63%, 08/15/20	1,753,000	1,824,764
2.63%, 11/15/20	2,574,000	2,674,144
2.38%, 12/31/20	4,037,000	4,124,680
3.63%, 02/15/21 (h)	1,977,000	2,176,321
2.00%, 02/28/21	1,939,000	1,931,426
2.25%, 03/31/21	1,556,000	1,572,957
2.25%, 04/30/21	2,750,000	2,777,285
2.00%, 05/31/21	2,500,000	2,481,543
2.13%, 06/30/21	1,000,000	999,922
2.13%, 08/15/21	2,143,900	2,142,895
1.63%, 08/15/22	1,935,000	1,837,342
1.63%, 11/15/22	2,149,000	2,031,308
2.00%, 02/15/23	1,574,000	1,528,502
2.50%, 08/15/23	2,148,000	2,161,090
2.75%, 11/15/23	3,499,000	3,586,611

46 See financial notes

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
2.75%, 02/15/24	3,084,000	3,154,352
2.50%, 05/15/24	1,000,000	998,672

		259,993,246

Total U.S. Government and Government Agencies
(Cost $286,940,195)		286,720,681

	Number	Value
Security	of Shares	($)

Other Investment Company 0.9% of net assets

Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	6,514,302	6,514,302

Total Other Investment Company
(Cost $6,514,302)		6,514,302

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Short-Term Investments 4.0% of net assets

U.S. Government Agency Securities 4.0%
Federal Home Loan Bank
0.01%, 07/15/14 (f)	15,000,000	14,999,941
0.04%, 07/18/14 (f)	15,000,000	14,999,717

Total Short-Term Investments
(Cost $29,999,658)		29,999,658

End of Investments

At 06/30/14, the tax basis cost of the fund’s investments was $766,387,831 and the unrealized appreciation and depreciation were $9,631,963 and ($2,907,146), respectively, with a net unrealized appreciation of $6,724,817.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,709,160 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Delayed-delivery security.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
USD —	Unified school district

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Asset-Backed Obligations	$—	$3,615,389	$—	$3,615,389
Commercial Mortgage-Backed Securities	—	15,504,402	—	15,504,402
Corporate Bonds[1]	—	171,155,058	—	171,155,058
Foreign Securities[1]	—	38,716,100	—	38,716,100
Mortgage-Backed Securities[1]	—	213,712,027	—	213,712,027
Municipal Bonds[1]	—	7,175,031	—	7,175,031
U.S. Government and Government Agencies[1]	—	286,720,681	—	286,720,681
Other Investment Company[1]	6,514,302	—	—	6,514,302
Short-Term Investments[1]	—	29,999,658	—	29,999,658

Total	$6,514,302	$766,598,346	$—	$773,112,648

[1]	As categorized in Portfolio Holdings.

See financial notes 47

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	December 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	June 30,
Investments in Securities	2013	(Losses)	(Losses)	Purchases	Sales	in	out	2014

Corporate Bonds	$96,750	$—	$—	$—	$—	$—	($96,750)	$—

Total	$96,750	$—	$—	$—	$—	$—	($96,750)	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers from Level 3 to Level 2 due to a change in pricing methodology. There were no transfers between Level 1 and Level 2 for the period ended June 30, 2014.

48 See financial notes

 Schwab U.S. Aggregate Bond ETF

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at value (cost $766,304,444)		$773,112,648
Receivables:
Investments sold		24,302,670
Fund shares sold		5,177,624
Interest	+	4,220,548

Total assets		806,813,490

Liabilities

Payables:
Investments bought		65,602,299
Investment adviser fees		3,094
Due to custodian		1,043
Accrued expenses	+	603

Total liabilities		65,607,039

Net Assets

Total assets		806,813,490
Total liabilities	—	65,607,039

Net assets		$741,206,451

Net Assets by Source
Capital received from investors		737,272,479
Net investment income not yet distributed		707,669
Net realized capital losses		(3,581,901)
Net unrealized capital appreciation		6,808,204

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$741,206,451		14,300,000		$51.83

See financial notes 49

 Schwab U.S. Aggregate Bond ETF

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$5,977,069*

Expenses

Investment adviser fees		149,610
Interest expense	+	2,334*

Total expenses	−	151,944

Net investment income		5,825,125

Realized and Unrealized Gains (Losses)

Net realized gains on investments		909,198
Net realized gains on in-kind redemptions	+	26,325

Net realized gains		935,523
Net change in unrealized appreciation (depreciation) on investments	+	16,068,475

Net realized and unrealized gains		17,003,998

Increase in net assets resulting from operations		$22,829,123

*	Includes $2,520 in interest income and $2,334 in interest expense related to charges on Agency Mortgage-Backed Securities not received or delivered on a timely basis (see financial note 2f).

50 See financial notes

 Schwab U.S. Aggregate Bond ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$5,825,125	$6,969,676
Net realized gains (losses)		935,523	(2,053,425)
Net change in unrealized appreciation (depreciation)	+	16,068,475	(15,634,974)

Increase (Decrease) in net assets resulting from operations		22,829,123	(10,718,723)

Distributions to Shareholders

Distributions from net investment income		($5,119,070)	($8,792,880)

Transactions in Fund Shares

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,500,000	$230,820,708	2,900,000	$149,889,900
Shares redeemed	+	(100,000)	(5,125,035)	(400,001)	(20,531,254)

Net transactions in fund shares		4,400,000	$225,695,673	2,499,999	$129,358,646

Shares Outstanding and Net Assets

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,900,000	$497,800,725	7,400,001	$387,953,682
Total increase	+	4,400,000	243,405,726	2,499,999	109,847,043

End of period		14,300,000	$741,206,451	9,900,000	$497,800,725

Net investment income not yet distributed			$707,669		$1,614

See financial notes 51

 Schwab Fixed-Income ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. Dividend Equity ETF
Schwab U.S. TIPS ETF	Schwab International Equity ETF
Schwab U.S. Short-Term U.S. Treasury ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Intermediate-Term U.S. Treasury ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab U.S. REIT ETF
Schwab U.S. Broad Market ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental Emerging Markets Large Company Index ETF

The funds issue and redeem shares at their net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The levels associated with valuing the funds’ investments as of June 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds to terminate any loans at any given time. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of an inflation-protected security, interest is paid based on a fixed percentage of the inflation-adjusted principal value. Any increase or decrease in the principal amount of an inflation-protected security will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.

Agency MBS Transactions: In November 2012, the Treasury Market Practices Group (an industry group sponsored by the Federal Reserve Bank of New York) recommended the margining of certain forward-settling Agency MBS transactions to reduce counterparty and systemic risks. The Treasury Market Practices Group recommended market participants exchange two-way variation margin on a regular basis. In April 2014, the Schwab U.S. Aggregate Bond ETF began posting variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeded certain pre-determined thresholds.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.

(f) Agency Mortgage-Backed Securities Charges:

Due to market conditions or other reasons, delivery of agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, the fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group (an industry group sponsored by the Federal Reserve Bank of New York) recommended voluntary fail charges when agency debt and agency mortgage-backed securities are not delivered as agreed by the parties. During the period ended June 30, 2014, the Schwab U.S. Aggregate Bond ETF received $2,520 and paid out $2,334 for agency mortgaged-backed securities not received or delivered on a timely basis.

(g) Distributions to Shareholders:

The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that the shareholder could lose money.

Investment Style Risk. The funds are not actively managed. Therefore, the funds follow the securities included in the index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance is normally below that of their respective index.

Interest Rate Risk. The funds are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a sharp rise in interest rates

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

could cause a fund’s share price to fall. The longer a fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for a fund to sell its fixed income securities holdings at a time when the investment adviser might wish to sell such securities. In addition, decreased market liquidity may make it more difficult to value some or all of a fund’s fixed income securities holdings.

Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Inflation Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Sampling Index Tracking Risk. To the extent a fund uses statistical sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund uses a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its benchmark index.

Tracking Error Risk. As index funds, the funds seek to track the performance of their benchmark index, although they may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in its benchmark index or match the securities’ weighting to the benchmark.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Non-U.S. Issuer Risk. Schwab U.S. Aggregate Bond ETF may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities to the extent such bonds are included in the fund’s index. The fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Mortgage-Backed and Mortgage Pass-Through Securities Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through TBA transactions, as described in the fund’s prospectus. Default by or bankruptcy of a counterparty to a TBA transaction would expose the fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

Prepayment and Extension Risk. Certain of the funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower than market rates of interest, which could hurt the fund’s yield or share price.

Derivatives Risk. Schwab U.S. Aggregate bond ETF may invest in derivatives instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk, and credit risk are discussed elsewhere in this section. The fund’s use of derivatives is also subject to leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause the fund to lose more than the principal amount invested.

Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Lack of Government Insurance or Guarantee. An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.

For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

	Schwab	Schwab	Schwab U.S.
Schwab	Short-Term	Intermediate-Term	Aggregate
U.S. TIPS ETF	U.S. Treasury ETF	U.S. Treasury ETF	Bond ETF

0.07%	0.08%	0.10%	0.05%

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of June 30, 2014, as applicable:

		Schwab
	Schwab	Intermediate-Term
	U.S. TIPS ETF	U.S. Treasury ETF

Schwab VIT Balanced Portfolio	0.1%	2.2%
Schwab VIT Balanced with Growth Portfolio	0.3%	3.5%
Schwab VIT Growth Portfolio	0.2%	2.1%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statements of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2014, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Long-Term
	U.S. Government	Purchases of Other	Total Purchases of
	Securities	Long-Term Securities	Long-Term Securities

Schwab U.S. TIPS ETF	$45,643,463	$—	$45,643,463
Schwab Short-Term U.S. Treasury ETF	275,381,363	—	275,381,363
Schwab Intermediate-Term U.S. Treasury ETF	54,802,223	—	54,802,223
Schwab U.S. Aggregate Bond ETF	387,723,919	99,591,120	487,315,039

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

8. Purchases and Sales/Maturities of Investment Securities (continued):

	Sales/Maturities of
	Long-Term
	U.S. Government	Sales/Maturities of	Total Sales/Maturities of
	Securities	Other Long-Term Securities	Long-Term Securities

Schwab U.S. TIPS ETF	$46,279,448	$—	$46,279,448
Schwab Short-Term U.S. Treasury ETF	274,071,340	—	274,071,340
Schwab Intermediate-Term U.S. Treasury ETF	54,714,558	—	54,714,558
Schwab U.S. Aggregate Bond ETF	254,314,643	22,403,998	276,718,641

9. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.

The in-kind transactions for the period ended June 30, 2014 were as follows:

	In-Kind Purchases of Securities	In-Kind Sales of Securities

Schwab U.S. TIPS ETF	$59,419,660	$21,819,097
Schwab Short-Term U.S. Treasury ETF	101,785,043	2,488,838
Schwab Intermediate-Term U.S. Treasury ETF	72,618,720	106,148,485
Schwab U.S. Aggregate Bond ETF	17,526,470	1,757,355

For the period ended June 30, 2014, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended June 30, 2014 are disclosed in the funds’ Statements of Operations.

10. Federal Income Taxes

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

		Schwab	Schwab	Schwab U.S.
	Schwab	Short-Term	Intermediate-Term	Aggregate
Expiration Date	U.S. TIPS ETF	U.S. Treasury ETF	U.S. Treasury ETF	Bond ETF

December 31, 2018	$39	$366	$2,072	$—
No expiration*	2,623,699	124,115	1,463,316	3,933,506

Total	$2,623,738	$124,481	$1,465,388	$3,933,506

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the funds had capital losses deferred as follows:

		Schwab	Schwab	Schwab U.S.
	Schwab	Short-Term	Intermediate-Term	Aggregate
	U.S. TIPS ETF	U.S. Treasury ETF	U.S. Treasury ETF	Bond ETF

Deferred capital losses	$1,422,345	$128,984	$17,175	$515,860

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired/Private Investor (January 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	21	Director, PS Business Parks, Inc. (2005 – 2012).

Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012.)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant (wealth management) (January 2008 – April 2012).	21	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	21	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays U.S. 1 − 3 Year Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays U.S. 3 − 10 Year Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value.

bid The price at which someone is willing to buy a security.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

credit quality The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change of are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity The ability to convert a security or asset quickly into cash.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

primary market The market that deals with the issuance of new securities.

replication If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.

sampling If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

Treasury inflation protected security (TIPS) A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.

weighted average For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Notes

Notes

Schwab ETFstm are designed to be low-cost, diversified investments. The funds follow broad market indices and provide exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFstm

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. Dividend Equity ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR62961-03
00120325

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable to this semi-annual report.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust- Fixed Income ETFs

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	August 12, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	August 12, 2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	August 12, 2014